File Nos.  333-19173
                                                                     811-05716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ( )
     Pre-Effective Amendment No.                                     ( )
     Post-Effective Amendment No. 1                                  (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ( )
     Amendment No. 26                                                (X)

                      (Check appropriate box or boxes.)

     PREFERRED  LIFE  VARIABLE  ACCOUNT  C
     -------------------------------------
     (Exact  Name  of  Registrant)

     PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK
     ---------------------------------------------------
     (Name  of  Depositor)


     152  West  57th  Street, 18th Floor, New York, New York       10019
     -------------------------------------------------------      --------
     (Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's  Telephone  Number,  including  Area  Code    (212) 586-7733

Name  and  Address  of  Agent  for  Service
-------------------------------------------
          Eugene  Long
          Preferred  Life  Insurance  Company  of  New  York
          152  West  57th  Street,  18th  Floor
          New  York,  New  York  10019

     Copies  to:
          Judith  A.  Hasenauer
          Blazzard,  Grodd  &  Hasenauer,  P.C.
          P.O.  Box  5108
          Westport,  CT  06881
          (203)  226-7866




It is proposed that this filing will become  effective:
     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 15, 1998 pursuant to paragraph (b) of Rule 485
     ___ 60 days after  filing  pursuant to paragraph (a)(1) of Rule 485
     ___ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Immediate Variable Annuity Contracts


                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

ITEM NO.                                                LOCATION
                            PART A

Item 1.   Cover Page..................................  Cover Page

Item 2.   Definitions.................................  Definitions

Item 3.   Synopsis or Highlights......................  Highlights

Item 4.   Condensed Financial Information.............  Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies..........  The Company; The
                                                        Variable Account;
                                                        Franklin Valuemark
                                                        Funds

Item 6.   Deductions..................................  Charges and
                                                        Deductions

Item 7.   General Description of Variable               The Contracts
          Annuity Contracts...........................

Item 8.   Annuity Period..............................  Annuity Provisions

Item 9.   Death Benefit...............................  The Contracts;
                                                        Annuity Provisions

Item 10.  Purchases and Contract Value................  Purchase Payments
                                                        and Contract Value

Item 11.  Redemptions.................................  Surrenders

Item 12.  Taxes.......................................  Federal Tax Status

Item 13.  Legal Proceedings...........................  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information                        Table of Contents
                                                        of the Statement of
                                                        Additional
                                                        Information



ITEM NO.                                                 DEFINITION

                            PART B

Item 15.  Cover Page...................................  Cover Page

Item 16.  Table of Contents............................  Table of Contents

Item 17.  General Information and History..............  The Company

Item 18.  Services.....................................  Not Applicable

Item 19.  Purchase of Securities Being Offered.........  Not Applicable

Item 20.  Underwriters.................................  Distributor

Item 21.  Calculation of Performance Data..............  Calculation of
                                                         Performance Data

Item 22.  Annuity Payments.............................  Annuity
                                                         Provisions

Item 23.  Financial Statements.........................  Financial
                                                         Statements



                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

         HOME OFFICE:                                 VIP SERVICE CENTER:
         152 West 57th Street, 18th Floor             P.O. Box 30343
         New York, NY 10019                           Tampa, FL 33630-3343
         (800) 542-5427                               (800) 774-5001


                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   MAY 15, 1998


The Individual Immediate Variable Annuity Contracts (the "Contracts") described in this Prospectus provide lifetime income to the Annuitant and Joint Annuitant, if any, under the Annuity Option selected. The Annuitant is the Contract Owner. The Contract Owner selects the Annuity Option and the frequency of payment (e.g., monthly, quarterly, semi-annually, annually).

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Contracts"). They can also be purchased as a "Qualified
Contract" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401 plans, or IRAs.


The Contracts are acquired by the payment of a single purchase payment ("Single Purchase Payment"). The Single Purchase Payment for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company") which account has been designated Preferred Life Variable Account C (the "Variable Account") or to the Company's Fixed Payment Annuity. Any portion of the Purchase Payment selected to be allocated to the Fixed Payment Annuity will temporarily be allocated to the Money Market Sub-Account on the Effective Date and will be allocated to the Fixed Payment Annuity on the Annuity Calculation Date.

The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-five Portfolios, seventeen of which are currently available in connection with the Contracts offered under this Prospectus: the Capital Growth Fund, the Global Utilities Securities Fund, the Growth and Income Fund, the Income Securities Fund, the Money Market Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund, the Templeton Pacific Growth Fund, and the Value Securities Fund. Prior to May 1, 1998, the Global Utilities Securities Fund was known as the Utility Equity Fund. THE VALUE SECURITIES FUND IS NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.) See "Highlights" and "Federal Tax Status" for a discussion of owner control of the underlying investments in a variable annuity contract.

Under certain circumstances, Contract Owners may make liquidations after the Income Date other than the Annuity Payments they will receive under the Contract. See "Annuity Provisions - Contract Liquidations (Withdrawals)" for more information regarding the ability to make liquidations under the Contract.


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACT IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE RETURNED WITHIN THE FREE LOOK PERIOD, THE REFUND MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENT.


This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information," (SAI) which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about registrants that file electronically with the SEC. The Table of Contents of the Statement of Additional Information can be found on the last page of this Prospectus. For a free copy of the SAI, call or write the VIP Service Center address shown above.


INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the VIP Service Center phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


This Prospectus and the SAI are dated May 15, 1998, and may be amended from time to time.


This Prospectus should be kept for future reference.

TABLE OF CONTENTS                         PAGE

DEFINITIONS                                  3
HIGHLIGHTS                                   4
FEE TABLE                                    5
THE COMPANY                                  9
THE VARIABLE ACCOUNT                         9
FRANKLIN VALUEMARK FUNDS                     9
 General                                    10
 Substitution of Securities                 10
 Voting Privileges                          10
CHARGES AND DEDUCTIONS                      10
 Deduction for Mortality and
  Expense Risk Charge                       10
 Deduction for Administrative
  Expense Charge                            11
 Deduction for Income Taxes                 11
 Deduction for Trust Expenses               11
ANNUITY PROVISIONS                          11
 Income Date                                11
 Annuity Options                            11

 Contract Liquidations (Withdrawals)        12

 Determination of Variable
  Annuity Payments                          13
 Determination of Fixed
  Annuity Payments                          14
THE CONTRACTS                               14
 Ownership                                  14
 Assignment                                 14
 Beneficiary                                15
 Change of Beneficiary                      15
 Death of Beneficiary                       15
 Annuitant                                  15
PROCEEDS PAYABLE AT DEATH                   15
PURCHASE PAYMENTS
 AND CONTRACT VALUE                         15
 Single Purchase Payment                    15
 Allocation of Single Purchase Payment      15
 Contract Value                             16
 VIP Unit                                   16
 Transfers                                  16
DISTRIBUTOR                                 17
 Delay of Payments                          17
ADMINISTRATION
 OF THE CONTRACTS                           17
PERFORMANCE DATA                            17
 Money Market Sub-Account                   17

 Other Contract Sub-Accounts                18

 Performance Ranking                        18

FEDERAL TAX STATUS                          18

 General                                    19
 Diversification                            19
 Multiple Contracts                         20
 Tax Treatment of Distributions -
  Non-Qualified Contracts                   20
 Qualified Plans                            20
 Tax Treatment of Distributions -
  IRA Contracts                             21
 Tax Treatment of Assignments               22
 Income Tax Withholding                     22
FINANCIAL STATEMENTS                        22
LEGAL PROCEEDINGS                           22
APPENDIX -
 ILLUSTRATION OF VALUES                     22
TABLE OF CONTENTS
 OF THE STATEMENT OF
 ADDITIONAL INFORMATION                     27


DEFINITIONS
--------------------------------------------------------------------------------
Age - Age to the nearest month unless otherwise specified.

Annuitant - The primary person upon whose continuation of life any annuity payment involving life contingencies depends. The Contract Owner is the Annuitant. See also, Joint Annuitant.

Annuity Calculation Date - The date on which the first annuity payment is calculated which will be no more than 10 business days prior to the Income Date.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Calculation Date.

Assumed Investment Return - The investment return upon which the annuity payments in the Contract are based.

Company - Preferred Life Insurance Company of New York at its VIP Service Center shown on the cover page of this Prospectus.

Contract Anniversary - An anniversary of the Effective Date of the Contract.

Contract Owner - The person who owns the Contract as named in the Company's records. The Annuitant is the Contract Owner.


Contract Sub-Account (referred to in the Contract as "Sub-Account") - A segment of the Variable Account. Each Contract Sub-Account is invested in shares of a Portfolio of an Eligible Investment.


Contract Value - The dollar value as of any Valuation Date prior to the Annuity Calculation Date of all amounts accumulated under the Contract.

Effective Date - The date on which the Net Purchase Payment is allocated to the Variable Account.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.


Fixed Payment Annuity (referred to in the Contract as the "Fixed Account") - The Company's general investment account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.


Income Date - The date on which annuity payments are to begin.

Joint Annuitant - A person other than the Annuitant on whose life annuity payments may also be based.

Joint Owner - If there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Each Joint Owner must be either an Annuitant or Joint Annuitant.


Net Asset Value - The total value of the shares of the Eligible Investment or Portfolio less the liabilities of the Eligible Investment or Portfolio held by the Contract Sub-Account, as of the close of trading on a Valuation Date.


Non-Qualified Contracts - As used herein, Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code").


Portfolio (referred to in the Contract as "Fund") - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment.


Qualified Contracts - As used herein, Contracts issued under Qualified Plans which receive favorable tax treatment under Section 408 of the Code.



Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading, which is Monday through Friday, except for normal business holidays.

Valuation Period - The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Preferred Life Variable Account C, in which a portion of the Company's assets has been allocated for the Contracts and certain other contracts.

VIP Unit - An accounting unit of measure used to calculate the Contract Value prior to the Annuity Calculation Date.


HIGHLIGHTS
--------------------------------------------------------------------------------


Purchase Payments for the Contracts will be allocated to a segregated investment account of Preferred Life Insurance Company of New York (the "Company") which has been designated Preferred Life Variable Account C (the "Variable Account") or to the Company's Fixed Payment Annuity. Any portion of the Purchase Payment to be allocated to the Fixed Payment Annuity will temporarily be allocated to the Money Market Sub-Account on the Effective Date and then will be allocated to the Fixed Payment Annuity on the Annuity Calculation Date.

The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") THE VALUE SECURITIES FUND IS NOT
AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.) CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.

The Contract may be returned within 10 days after it is received (the "Free-Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company had never issued it. The Company will promptly refund the net amount allocated to the Variable Account modified for investment experience plus any taxes deducted less any benefits paid. This may be more or less than the Single Purchase Payment. Once the Free-Look Period expires, under certain circumstances, Contract Owners may make liquidations after the Income Date other than the Annuity Payments they will receive under the Contract. See "Annuity Provisions Contract Liquidations (Withdrawals)" for more information regarding the ability to make liquidations under the Contract. The Company has the right to allocate the Single Purchase Payment to the Money Market Sub-Account until the expiration of the Free-Look Period. If the Company does so allocate the Single Purchase Payment, it will refund the Single Purchase Payment, less any benefits paid. It is the Company's current practice to directly allocate the Single Purchase Payment to the Contract Sub-Account(s) (see "Purchase Payments and Contract Value - Allocation of Purchase Payment") designated by the Contract Owner.


There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Variable Account.
(See "Charges and Deductions - Deduction for Administrative Expense Charge.")

Under certain circumstances, there is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. (See "Tax Status - Tax Treatment of Distributions - Non-Qualified Contracts" and "Tax Status - Tax Treatment of Distributions - IRA Contracts.") For a further discussion of the taxation of the Contracts, see "Federal Tax Status."


The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investments. It is not known whether any such guidelines would have a retroactive effect (see "Federal Tax Status - Diversification").


The Company offers deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.


Because of certain exemptive and exclusionary provisions, interests in the Fixed Payment Annuity are not registered under the Securities Act of 1933 and the Fixed Payment Annuity is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Payment Annuity nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Payment Annuity. Disclosures regarding the Fixed Payment Annuity may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


PREFERRED LIFE VARIABLE ACCOUNT C FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION FEES
Commutation Fee*
(as a percentage of the Total Liquidation Value liquidated)

                CONTRACT YEAR              CHARGE
                -------------              ------
                      1                      5%
                      2                      5%
                      3                      4%
                      4                      3%
                      5                      2%
                      6 (& thereafter)       1%

*After the first Contract Year, a Contract Owner may request one liquidation from the Contract each Contract year if Annuity Options 2 or 4 have been selected. If Annuity Option 6 has been selected, the Contract Owner may request a liquidation once each Contract Year beginning in the first year. See also "Annuity Provisions - Contract Liquidations (Withdrawals)".


VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge..........   1.25%
Administrative Expense Charge..............    .15%
                                              -----
Total Variable Account Annual Expenses....    1.40%


The effects of the charges shown above are reflected in the illustrations of annuity income contained in the Appendix on Page 22. The illustrations are intended to assist the purchaser in assessing the effects of these charges and the effect of investment performance on the amount of variable annuity income.


FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES
(as a percentage of Franklin Valuemark Funds' average net assets).


The  Management  and  Portfolio  Administration  Fees for each  Portfolio are based on a percentage of that  Portfolio's  net assets under  management.  See "Franklin  Valuemark
Funds" in this Prospectus and "Management" in the Trust prospectus.

The "Management and Portfolio Administration Fees" below include investment advisory and other management and administrative fees not included as "Other Expenses" that were paid to the Managers and  Portfolio  Administrators  by each  Portfolio for the 1997 calendar year except for newer  Portfolios  without a full year of  operations as of December 31,
1997 (see  explanatory  footnotes  below).  The  purpose  of the Table is to assist  the
Contract Owner in understanding the various costs and expenses of investing, directly or indirectly, in the contract. Actual expenses may be higher or lower than those shown.

                                                    MANAGEMENT                     TOTAL
                                                   AND PORTFOLIO         OTHER     ANNUAL
                                                ADMINISTRATION FEES1   EXPENSES   EXPENSES
Capital Growth Fund.............................        .75%             .02%       .77%
Global Utilities Securities Fund 2..............        .47%             .03%       .50%
Growth and Income Fund..........................        .47%             .02%       .49%
Income Securities Fund..........................        .47%             .03%       .50%
Money Market Fund3..............................        .51%             .02%       .53%
Mutual Discovery Securities Fund................        .80%             .26%      1.06%
Mutual Shares Securities Fund...................        .60%             .20%       .80%
Real Estate Securities Fund.....................        .51%             .03%       .54%
Rising Dividends Fund...........................        .72%             .02%       .74%
Small Cap Fund..................................        .75%             .02%       .77%
Templeton Developing Markets Equity Fund........       1.25%             .17%      1.42%
Templeton Global Asset Allocation Fund..........        .65%             .29%       .94%
Templeton Global Growth Fund....................        .83%             .05%       .88%
Templeton International Equity Fund.............        .80%             .09%       .89%
Templeton International Smaller Companies Fund..        .85%             .21%      1.06%
Templeton Pacific Growth Fund...................        .92%             .11%      1.03%
Value Securities Fund4..........................        .75%             .06%       .81%

1The Portfolio  Administration  Fee is a direct  expense for the Templeton  Global Asset
Allocation  Fund,  the  Templeton  International  Smaller  Companies  Fund,  the  Mutual
Discovery  Securities Fund, the Mutual Shares  Securities Fund, and the Value Securities
Fund; other Portfolios pay for similar services  indirectly  through the Management Fee.
See the Franklin  Valuemark  Funds  prospectus for further  information  regarding these fees.
2Prior to May 1, 1998,  the Global  Utilities  Securities  Fund was known as the Utility
Equity Fund.
3Franklin Advisers,  Inc. agreed in advance to waive a portion of its Management Fee and to pay certain expenses of the Money Market Fund during 1997. It is currently continuing this  arrangement in 1998.  This  arrangement  may be terminated at any time.  With this reduction,  the  Portfolio's  actual  Total  Annual  Expenses for 1997 were 0.45% of the average daily net assets of the Portfolio.
4The Value  Securities  Fund is not available in New York until approved by the New York
Insurance   Department.   (Check   with   your   registered   representative   regarding
availability.)  The expenses shown above for this  portfolio is therefore  estimated for
1998.


The following examples reflect expenses of the Variable Account as well as of the Trust.
The dollar figures should not be considered a representation of past or future expenses.
Actual  expenses may be greater or less than those shown.  The examples  assume a $1,000 investment  with annual  payments  based on a 15 year Specified  Period Certain  Annuity under Annuity Option 6 and 5% Assumed Investment Return. For additional Information, see
"Charges and Deductions" and "Annuity Provisions" in this prospectus and "Management" in the Trust Prospectus.

Premium taxes are not reflected in the tables. Premium taxes may apply.

EXAMPLES

If the contract is fully surrendered under Annuity Option 6 at the end of the applicable time  period and no prior  surrenders  have  occurred,  the  Contract  Owner  would have incurred  the  following  expenses  on a $1,000  investment,  including  any  applicable commutation fee, assuming a 5% annual return on assets compounded annually:

                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                                     ------------------------------------
Capital Growth Fund.............................      $67       $88       $99      $140
Global Utilities Securities Fund................      $64       $81       $89      $124
Growth and Income Fund..........................      $64       $81       $89      $124
Income Securities Fund..........................      $64       $81       $89      $124
Money Market Fund...............................      $65       $82       $90      $126
Mutual Discovery Securities Fund................      $69       $95      $110      $156
Mutual Shares Securities Fund...................      $67       $89      $100      $141
Real Estate Securities Fund.....................      $65       $82       $91      $126
Rising Dividends Fund...........................      $66       $87       $98      $138
Small Cap Fund..................................      $67       $88       $99      $140
Templeton Developing Markets Equity Fund........      $72      $103      $123      $176
Templeton Global Asset Allocation Fund..........      $68       $92      $105      $149
Templeton Global Growth Fund....................      $68       $90      $103      $146
Templeton International Equity Fund.............      $68       $91      $104      $146
Templeton International Smaller Companies Fund..      $69       $95      $110      $156
Templeton Pacific Growth Fund...................      $69       $94      $109      $154
Value Securities Fund*..........................      $67       $89      $101      $142

*Estimated


If the contract is not  surrendered  under Annuity Option 6 at the end of the applicable time  period and no prior  surrenders  have  occurred,  the  Contract  Owner  would have incurred the following expenses on a $1,000  investment,  assuming a 5% annual return on assets compounded annually:

                                                     1 YEAR   3 YEARS   5 YEARS  10 YEARS
                                                     ------------------------------------
Capital Growth Fund                                   $20       $56       $86      $136
Global Utilities Securities Fund                      $18       $49       $76      $121
Growth and Income Fund                                $17       $49       $75      $120
Income Securities Fund                                $18       $49       $76      $121
Money Market Fund                                     $18       $50       $77      $122
Mutual Discovery Securities Fund                      $23       $63       $97      $153
Mutual Shares Securities Fund                         $20       $56       $87      $138
Real Estate Securities Fund                           $18       $50       $77      $123
Rising Dividends Fund                                 $20       $55       $85      $135
Small Cap Fund                                        $20       $56       $86      $136
Templeton Developing Markets Equity Fund              $26       $72      $110      $173
Templeton Global Asset Allocation Fund                $22       $60       $92      $146
Templeton Global Growth Fund                          $21       $58       $90      $143
Templeton International Equity Fund                   $21       $59       $90      $143
Templeton International Smaller Companies Fund        $23       $63       $97      $153
Templeton Pacific Growth Fund                         $22       $62       $96      $151
Value Securities Fund*                                $20       $57       $87      $139

*Estimated

THE COMPANY
--------------------------------------------------------------------------------
Preferred Life Insurance Company of New York (the "Company") is a stock life insurance company organized under the laws of the State of New York. The Company is a wholly-owned subsidiary of Allianz Life Insurance Company of North America ("Allianz Life"). Allianz Life is headquartered in Minneapolis, Minnesota. The Company is authorized to do direct business in six states, including New York. The Company offers group life, group accident and health insurance and variable annuity products.

NALAC Financial Plans, LLC is an affiliate of the Company. It provides marketing services for the Company and is the principal underwriter of the Contracts. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Contracts.

Administration for the Contract is provided at the Company's VIP Service Center:
P.O. Box 30343, Tampa, FL 33630-3343, (800) 774-5001.


THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------
The Variable Account was established pursuant to a resolution of the Board of Directors on February 26, 1988. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves, and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.


The Variable Account is divided into Contract Sub-Accounts with the assets of each Contract Sub-Account invested in one of the Portfolios of Franklin Valuemark Funds.


FRANKLIN VALUEMARK FUNDS
--------------------------------------------------------------------------------
Seventeen of the twenty-five Portfolios currently available constituting the Franklin Valuemark Funds are available under the Contracts described in this Prospectus. THE VALUE SECURITIES FUND IS NOT AVAILABLE IN NEW YORK UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.) Franklin Valuemark Funds (the "Trust") is an open-end management investment company registered under the 1940 Act. The investment objectives of each Portfolio and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus.


PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.




Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc.
(TIC). Certain managers have retained one or more affiliated subadvisers.

The following is a list of the Portfolios available under the Contract:

                                        INVESTMENT
AVAILABLE PORTFOLIOS                     MANAGERS
---------------------------------------------------
PORTFOLIO SEEKING STABILITY
 OF PRINCIPAL AND INCOME
 Money Market Fund                          FA

PORTFOLIOS SEEKING
 GROWTH AND INCOME
 Global Utilities Securities Fund
  (formerly, Utility Equity Fund)           FA
 Growth and Income Fund                     FA
 Income Securities Fund                     FA
 Mutual Shares Securities Fund              FMA
 Real Estate Securities Fund                FA
 Rising Dividends Fund                      FAS
 Templeton Global Asset Allocation Fund     TGA
 Value Securities Fund                      FAS

PORTFOLIOS SEEKING
 CAPITAL GROWTH
 Capital Growth Fund                        FA
 Mutual Discovery Securities Fund           FMA
 Small Cap Fund                             FA
 Templeton Developing Markets
  Equity Fund                               TAM
 Templeton Global Growth Fund               TGA
 Templeton International Equity Fund        FA
 Templeton International Smaller
  Companies Fund                            TIC
 Templeton Pacific Growth Fund              FA
---------------------------------------------------


GENERAL


There is no assurance that the investment objectives of any of the Portfolios will be met. Contract Owners bear the complete investment risk.

Additional Portfolios and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value Allocation of Purchase Payment.")


SUBSTITUTION OF SECURITIES


The Company may substitute one of the Portfolios Contract Owners have selected with another Portfolio. The Company would not do this without the prior approval of the Securities and Exchange Commission. The Company will give Contract Owners notice of its intention to do this.


VOTING PRIVILEGES

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
Various charges and deductions are made from the Single Purchase Payment and the Variable Account. These charges and deductions are:

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments for the life of the Annuitant in accordance with annuity rates guaranteed in the Contracts. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Administrative Expense Charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

The Mortality and Expense Risk Charge is assessed both before and after the Income Date. The Company will continue to assess the Mortality and Expense Risk Charge during payment of an Annuity Option that does not involve a life contingency even though it no longer bears any mortality risk on such payment obligation.

DEDUCTION FOR ADMINISTRATIVE EXPENSE CHARGE

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract servicing, and all accounting, valuation, regulatory and reporting requirements.

DEDUCTION FOR INCOME TAXES

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient.

DEDUCTION FOR TRUST EXPENSES

There are other deductions from the assets of Franklin Valuemark Funds for operating expenses (including management fees) which are described in the accompanying Trust Prospectus.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

INCOME DATE

The Income Date is the date on which annuity payments begin. The Contract Owner selects an Income Date at the time of issue. The Income Date must be the first or fifteenth day of a calendar month and not later than 60 days from the Effective Date.

ANNUITY OPTIONS


The Contract provides for an Annuity under any of the Annuity Options described below, provided the Annuitant or any Joint Annuitant is alive on the Income Date. Except for Annuity Option 6, once selected the Option is irrevocable. The amount of each payment depends upon the Annuity Option chosen and for Annuity Options 1-5, the Annuitant's and any Joint Annuitant's Age on the Annuity Calculation Date. Annuity payments from the Variable Account will vary with the investment experience of the Contract Sub-Accounts and may be either higher or lower than the first payment. Annuity payments from the Fixed Payment Annuity will be equal payments unless otherwise specified by the Annuity Option selected. Annuity payments may come from the Fixed and/or Variable Account under all Annuity options (except annuity payments under Option 6 may only come from the Variable Account).


The Annuity Options currently available are:

OPTION 1 - LIFE ANNUITY. Monthly annuity payments are paid during the life of the Annuitant ceasing with the last annuity payment due prior to the Annuitant's death.


OPTION 2 - LIFE ANNUITY WITH 60, 120, 180, OR 240 MONTHLY PAYMENTS GUARANTEED. Monthly annuity payments are paid during the life of an Annuitant with a guarantee that if, at the Annuitant's death, annuity payments have been made for less than a 60, 120, 180 or 240 month period as elected, then annuity payments will be continued thereafter to the Beneficiary for the remainder of the guaranteed period. The Beneficiary may elect to have the present value (determined as set forth in the Contract) of the guaranteed annuity payments remaining commuted and paid in a lump sum, less the applicable commutation fee of 5% of the proceeds in Contract Years 1 and 2 reducing by 1% per year until it is 1% for Contract Year 6 and thereafter (subject to applicable state law and regulation). Variable payments will be commuted at the Assumed Investment Return. Fixed payments will be commuted using an indexed rate. The Company will require the return of the Contract and proof of death prior to the payment of any commuted values.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY. Monthly annuity payments are paid during the joint lifetime of the Annuitant and the Joint Annuitant. Upon the death of the Annuitant, if the Joint Annuitant is then living, payments will be paid thereafter during the remaining lifetime of the Joint Annuitant at a level of 100%, 75% or 50% of the original level as elected. Monthly payments cease with the final annuity payment due prior to the last surviving Annuitant's death.

OPTION 4 - JOINT AND LAST SURVIVOR ANNUITY WITH 60, 120, 180 OR 240 MONTHLY PAYMENTS GUARANTEED. Monthly annuity payments are paid during the joint lifetime of the Annuitant and the Joint Annuitant. Monthly payments are paid thereafter during the remaining lifetime of the Joint Annuitant at 100% of the original level. If, after the death of both the Annuitant and the Joint Annuitant, annuity payments have been made for less than a 60, 120, 180 or 240 month period as elected, then annuity payments will be continued thereafter to the
Beneficiary for the remainder of the guaranteed period. The Beneficiary may elect to have the present value (determined as set forth in the Contract) of the guaranteed annuity payments remaining commuted and paid in a lump sum, less the applicable commutation fee of 5% of the proceeds in Contract Years 1 and 2 reducing by 1% per year until it is 1% for Contract Year 6 and thereafter (subject to applicable state law and regulation). Variable payments will be commuted at the Assumed Investment Return. Fixed payments will be commuted using an indexed rate. The Company will require the return of the Contract and proof of death prior to the payment of any commuted values.

OPTION 5 - REFUND LIFE ANNUITY. Monthly annuity payments are paid during the life of the Annuitant ceasing with the last annuity payment due prior to the Annuitant's death with a guarantee that, at the Annuitant's death, the Beneficiary will receive a single cash payment (refund) equal to the sum of (a) and (b) (if positive), where (a) is the dollar value of the number of Annuity Units equal to the total Annuity Units purchased in the Variable Account on the Effective Date, minus the total number of Annuity Units which have been transferred to the Fixed Payment Annuity or paid as annuity payments; and (b) is the dollar value of the portion of the Net Purchase Payment allocated to the Fixed Payment Annuity, plus the amounts transferred from the Variable Account to the Fixed Payment Annuity, minus the sum of the annuity payments made from the Fixed Payment Annuity. This calculation assumes that the allocation of Annuity Units actually in force at the time of the Annuitant's death had been the allocation of Annuity Units at issue and at all times thereafter.


OPTION 6 - SPECIFIED PERIOD CERTAIN ANNUITY. Monthly annuity payments are paid for a specified period of time. The Specified Period Certain is elected by the Contract Owner and must be specified as a whole number of years from 5 to 30. If at the time of the last death of the Annuitant and any Joint Annuitant, the annuity payments actually made have been for less than the Specified Period Certain, then annuity payments will be continued thereafter to the Beneficiary for the remainder of the Specified Period Certain. Option 6 is only available when the entire annuity payment is allocated to the Variable Account. OPTION 6 IS NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.


After the first Contract Anniversary, an Option 6 payout can be exchanged for a life contingent payout (Options 1-5) if the Total Liquidation Value is at least $25,000 and in the case of a Non-Qualified Contract the Contract Owner has attained age 591/2 and in the case of a Qualified Contract the exchange is made after the later of the Contract Owner attaining age 591/2 or 5 years from the date of the first annuity payment, and prior to the year in which the Contract Owner reaches age 701/2. The annuity purchase rates used will be those that were in effect as of the original Effective Date of the Option 6 Contract. A new Contract will be exchanged for the existing Contract which must be returned to the Company. The Contract Owner/Annuitant and Joint Annuitant, if any, must be the same under both Contracts.

CONTRACT LIQUIDATIONS (WITHDRAWALS)


Annuity Options 2 and 4


If the Contract Owner has selected Annuity Option 2 or 4 and has a portion of the annuity payments coming from the Variable Account, partial liquidations (withdrawals) from the Contract may be made after the first Contract Year as follows. During the lifetime of the Annuitant(s) and while the number of annuity payments made is less than the guaranteed number of payments elected, the Contract Owner may once each Contract Year request a liquidation representing a partial liquidation of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed annuity payments from the Variable Account, to the end of the period certain, commuted at the Assumed Investment Return less a commutation fee of 5% of the amount liquidated in Contract Year 2 and reducing by 1% per year until it is 1% for Contract Year 6 and thereafter. The commutation fee is a charge collected by the Company equal to a percentage of the Total Liquidation Value liquidated. Partial liquidations will be processed on the next Annuity Calculation Date following the Contract Owner's written request. After a partial liquidation, the subsequent monthly annuity payment during the guaranteed period certain originating from the Variable Account will be reduced by the percentage of the variable portion of the Total Liquidation Value liquidated, including the commutation fee. After the guaranteed number of payments has been paid, the number of Annuity Units used in calculating the monthly payments will be restored to their original value as if no liquidations had taken place. The total amount allowed to be liquidated as a cumulative percentage of the Total Liquidation Value is guaranteed to be not less than 25%. Currently, you may liquidate up to 75% of the Total Liquidation Value, which amount may be changed by the Company. The minimum allowable partial liquidation is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. PARTIAL LIQUIDATIONS ARE NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.


Annuity Option 6


If the Contract Owner has selected Annuity Option 6, liquidations (withdrawals) from the Contract may be made as follows. Currently, Contract Owners are permitted one liquidation per Contract Year up to the Total Liquidation Value in the Contract. The Total Liquidation Value is equal to the present value of the remaining annuity payments, to the end of the Specified Period Certain, commuted at the Assumed Investment Return, less a commutation fee of 5% of the amount liquidated in Contract Years 1 and 2 and reducing by 1% per year until it is 1% for Contract Year 6 and thereafter. The Company reserves the right to restrict the amount of a partial liquidation to a minimum of $2,500. The Company may require a complete liquidation if the remaining Total Liquidation Value after a requested partial liquidation would be less than $35,000. Partial liquidations will be processed on the next Annuity Calculation Date following the Contract Owner's written request. The Company will require the return of the Contract prior to the payment of the entire commuted value. CURRENTLY, ANNUITY OPTION 6 IS NOT AVAILABLE UNTIL APPROVED BY THE NEW YORK INSURANCE DEPARTMENT.

See "Federal Tax Status - Tax Treatment of Distributions - Non-Qualified Contracts" and "Federal Tax Status - Tax Treatment of Distributions - IRA Contracts" for a discussion of the tax treatment of liquidations from the Contracts.


DETERMINATION OF VARIABLE ANNUITY PAYMENTS

On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:


The first annuity payment is equal to the Contract Value allocated to the Variable Account divided first by $1,000 and then multiplied by the appropriate annuity payment amount for each $1,000 of value for the Annuity Option selected. In each Contract Sub-Account the fixed number of Annuity Units is determined by dividing the amount of the initial annuity payment determined for each Contract Sub-Account by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Contract Sub-Account remains unchanged unless the Contract Owner elects to transfer between Contract Sub-Accounts. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent annuity payment date, the total annuity payment is the sum of the annuity payments determined for each Contract Sub-Account. The annuity payment in each Contract Sub-Account is determined by multiplying the number of Annuity Units then allocated to such Contract Sub-Account by the Annuity Unit value for that Contract Sub-Account. See the Statement of Additional Information for a more detailed discussion on how Annuity Units are valued.

For each Contract Sub-Account, the value of an Annuity Unit was initially set arbitrarily. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:


FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:


a. is the net increase or decrease in the Net Asset Value per share of the Portfolio (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Portfolio (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Contract Sub-Account as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Contract Sub-Account; and

b. is the Net Asset Value per share of the Portfolio (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Contract Sub-Account as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Contract Sub-Account; and

c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Contract Sub-Account.


The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

a.   the value of the Annuity Unit on the immediately preceding Valuation Date;

b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Return, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which annuity payments are based. Income will increase from one annuity Income Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return and will decrease if the annualized net rate of return is less than the Assumed Investment Return.

A Contract Owner may choose either a 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing the 5% Assumed Investment Return instead of the 3% Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance.

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes.

DETERMINATION OF FIXED ANNUITY PAYMENTS


On the Annuity Calculation Date, a stream of annuity payments is purchased. The amount of the fixed annuity payment will be the value in the Contract allocated to the Fixed Payment Annuity, divided by $1,000, then multiplied by the appropriate factor for the Annuity Option selected.


THE CONTRACTS
--------------------------------------------------------------------------------

OWNERSHIP

The Annuitant is the Contract Owner. The Contract Owner exercises all the rights of the Contract, subject to the rights of (1) any assignee under an assignment filed with the Company's VIP Service Center, and (2) any irrevocably named Beneficiary.

Upon the death of the Contract Owner, the Joint Annuitant, if not already a Joint Owner, will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or upon the death of the Joint Annuitant, the Beneficiary(ies) become the Owner(s) of their respective shares.

IF THE CONTRACT OWNER DIES BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, THE CONTRACT WILL BE TREATED AS IF IT HAD NEVER BEEN ISSUED AND THE COMPANY WILL RETURN THE SINGLE PURCHASE PAYMENT TO THE CONTRACT OWNER'S ESTATE.

ASSIGNMENT

The Contract Owner may assign the Contract. A copy of any assignment must be filed with the Company's VIP Service Center. The Company is not responsible for the validity of any assignment. If the Contract is assigned, the Contract Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions it may take before such assignment has been recorded at its VIP Service Center.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

One or more Beneficiaries and/or Contingent Beneficiaries are named by the Contract Owner and are entitled to receive any death benefits to be paid.

CHANGE OF BENEFICIARY

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its VIP Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the VIP Service Center after the Contract Owner dies but before any payment to a Beneficiary is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

DEATH OF BENEFICIARY

Unless the Contract Owner provided otherwise, any amount payable after his/her death and that of any Joint Annuitant will be payable:

(1)  in respective shares to such Beneficiaries as are then living;

(2) if no Beneficiary is then living, payment will be made in respective shares to such Contingent Beneficiaries as are then living;

(3) if no Beneficiary or Contingent Beneficiary is then living, payment will be made to the Contract Owner's estate.

ANNUITANT

The Annuitant is the primary person upon whose continuation of life any annuity payment involving life contingencies depends. The Contract Owner is the Annuitant. A Joint Annuitant is a person other than the Annuitant on whose life annuity payments may also be based. The Annuitant, and any Joint Annuitant, must be a natural person.


PROCEEDS PAYABLE AT DEATH
--------------------------------------------------------------------------------
IF THE CONTRACT OWNER DIES BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, THE CONTRACT WILL BE TREATED AS IF IT HAD NEVER BEEN ISSUED AND THE COMPANY WILL RETURN THE SINGLE PURCHASE PAYMENT TO THE CONTRACT OWNER'S ESTATE.

If the Contract Owner has chosen either Option 3, Option 4 or Option 6 with a Joint Annuitant and either the Contract Owner or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 120 monthly payments guaranteed. If the life expectancy of the survivor is less than 120 months, the period of guaranteed payments will be 60 months.


If the Contract Owner or Joint Annuitant die on or after the Income Date, the death benefit, if any, will be payable under the selected Annuity Option. The Company will require proof of death. Payment of the death benefit may be delayed pending receipt of any applicable tax consents and/or forms from a state.



PURCHASE PAYMENTS AND CONTRACT VALUE
--------------------------------------------------------------------------------

SINGLE PURCHASE PAYMENT


The Single Purchase Payment is paid to the Company at its VIP Service Center. The minimum purchase payment the Company will accept is $35,000. Contract Owners can acquire more than one Contract and the Single Purchase Payment for each need not be $35,000 if the average purchase payment for each Contract is $35,000 or more. Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.


ALLOCATION OF SINGLE PURCHASE PAYMENT


The Single Purchase Payment is allocated to one or more of the Contract Sub-Accounts of the Variable Account on the Effective Date. Any portion of the Net Purchase Payment selected to be allocated to the Fixed Payment Annuity will temporarily be allocated to the Money Market Sub-Account on the Effective Date and will be allocated to the Fixed Payment Annuity on the Annuity Calculation Date. The requested allocation to each Contract Sub-Account is made in percentages of the Single Purchase Payment. Whole percentages must be used and each must be at least 10%. The Company has the right to allocate the Single Purchase Payment to the Money Market Sub-Account until the expiration of the Free-Look Period. Thereafter, the allocations will be made to one or more of the Contract Sub-Accounts as selected by the Contract Owner. The Company reserves the right to limit the number of Contract Sub-Accounts that a Contract Owner may invest in at any one time. Currently, the Contract Owner may select up to ten Contract Sub-Accounts.


When all forms required to issue the Contract are received and in good order, the Company will apply the Single Purchase Payment to the Variable Account and credit the Contract with VIP Units within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). The Company requires proof, satisfactory to it, of the Age of the Annuitant and any Joint Annuitant. The Company will not issue a Contract if either the Annuitant or the Joint Annuitant are over Age 90. If the required forms for the Contract are not in good order, the Company will attempt to get them in good order or the Company will return the form(s) and the purchase payment within five business days. The Company will not retain the Single Purchase Payment for more than five business days while processing incomplete forms unless it has been so authorized by the purchaser.

CONTRACT VALUE


The Purchase Payment is allocated among the various Contract Sub-Accounts within the Variable Account. For each Contract Sub-Account, the Purchase Payment is converted into VIP Units. The Contract Value on or before the Annuity Calculation Date is the sum of the values for the Contract within each Contract Sub-Account. The value within each Contract Sub-Account is determined by multiplying the number of VIP Units attributable to the Contract in the Contract Sub-Account by the VIP Unit value for the Contract Sub-Account. On the Annuity Calculation Date, the Contract Value is converted to annuity payments. After the Annuity Calculation Date, there is no Contract Value.


VIP UNIT


When the Purchase Payment is allocated to the Variable Account, the amount allocated to each Contract Sub-Account is converted to VIP Units. The number of VIP Units credited to each Contract Sub-Account is determined by dividing the portion of the Purchase Payment that is allocated to the Contract Sub-Account by the value of the VIP Unit for the Contract Sub-Account as of the Effective Date. The VIP Unit value for each Contract Sub-Account was arbitrarily set initially. The VIP Unit value for any later Valuation Period on or before the Annuity Calculation Date is determined by subtracting (b) from (a) and dividing the result by (c) where:


a. is the net result of


     1) the assets of the Contract Sub-Account attributable to VIP Units (i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

     2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Contract Sub-Account;


b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of VIP Units outstanding at the end of such Valuation Period.

The VIP Unit value may increase or decrease from Valuation Period to Valuation Period.

TRANSFERS


The Contract Owner may transfer all or part of the Contract Owner's interest in a Contract Sub-Account to another Contract Sub-Account without the imposition of any fee or charge. No transfers may take place from the Fixed Payment Annuity to the Variable Account.

Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person, if, in the Portfolio manager's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.


All transfers are subject to the following:


a. no partial transfer will be made if it would result in any selected Contract Sub-Account or the Fixed Payment Annuity providing less than 10% of the benefits under the Contract.


b. transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. No transfers may occur until the end of the Free-Look Period. (See "Highlights.")


c.   any   transfer   direction   must  clearly   specify  the  new   allocation
     percentage(s) and the Contract Sub-Accounts and/or the Fixed Payment Annuity which are to be re-allocated.

d. at least one allocation to the Fixed Payment Annuity is permitted. Both the initial allocation to the Fixed Payment Annuity and each transfer to the Fixed Payment Annuity will be treated as an allocation.

e. the Company reserves the right to limit the number of transfers among Contract Sub-Accounts to not fewer than 12 transfers per calendar year. The Company also reserves the right at any time and without prior notice to any party to modify the transfer provisions described above, subject to applicable state law and regulation.


A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.


DISTRIBUTOR
--------------------------------------------------------------------------------
NALAC Financial Plans, LLC ("NFP"), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, acts as the distributor of the Contracts. NFP is an affiliate of the Company. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services. Commissions and expense reimbursements will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions at the time of purchase up to 4% of the Single Purchase Payment.

DELAY OF PAYMENTS

The Company reserves the right to suspend or postpone payments for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners. The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2 and 3 exist.


The Company reserves the right to postpone liquidations from the Fixed Payment Annuity for a period up to six months.


ADMINISTRATION OF THE CONTRACTS
--------------------------------------------------------------------------------
While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Templeton Funds Annuity Company ("TFAC" or "VIP Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of TFAC. TFAC is an indirect wholly-owned subsidiary of Franklin Resources, Inc. which is also the ultimate parent of all managers to the Trust. TFAC will enter into a reinsurance agreement with the Company with respect to certain risks under the Contracts.



PERFORMANCE DATA
--------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNT


From time to time, the Company may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge.

OTHER CONTRACT SUB-ACCOUNTS

From time to time, the Company may publish the current yields and total returns of the other Contract Sub-Accounts in sales literature, advertisements and communications to Contract Owners. The current yield for each Contract Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Portfolio during a recent 30-day period by the maximum VIP Unit value at the end of such period. Total return information will include the Contract Sub-Account's average annual total return over the most recent four calendar quarters, and, for Contract Sub-Accounts in existence for five years or more, for five years and since the Contract Sub-Account's inception. The average annual total return is based upon the value of the VIP Units acquired through a hypothetical $1,000 investment of the VIP Unit value at the beginning of the specified period and the value of the VIP Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge. Each Contract Sub-Account may also advertise cumulative and total return information over different periods of time. The performance of the Contract Sub-Accounts reflects results achieved prior to the date the Contracts first invested in the Contract Sub-Accounts. Performance information for the Portfolios may also be advertised; see the Trust prospectus for more information.

The Company may, in addition, advertise or present yield or total return performance information computed on a different basis. Contract Owners should note that the investment results of each Contract Sub-Account will fluctuate over time, and any presentation of a Contract Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. Hypothetical performance illustrations for a hypothetical contract may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the SAI.


PERFORMANCE RANKING


The performance of each or all of the Contract Sub-Accounts of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Contract Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which portfolios provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.


FEDERAL TAX STATUS

--------------------------------------------------------------------------------
NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable State or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected.

For annuity payments, the portion of a payment includable in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the managers for the Trust in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS


Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.


The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions -IRA Contracts.")

The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal". The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

QUALIFIED PLANS

The Contracts offered by this Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts.

IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts".)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts".) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - IRA CONTRACTS

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.


Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care; and (e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213 (d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.); (f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; and (g) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59 1/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.


Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the year in which the employee attains age 701/2. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
Audited financial statements of the Company and audited financial statements of the Variable Account as of and for the year ended December 31, 1997 are included in the SAI.



LEGAL PROCEEDINGS
--------------------------------------------------------------------------------
There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.


APPENDIX
--------------------------------------------------------------------------------

ILLUSTRATION OF VALUES

The following tables have been prepared to show how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return and, of course, the Company does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

The variable annuity income may be more or less than the income shown if the actual returns of the Eligible Investments are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on cumulative investment returns and how long the Annuitant lives and the option chosen.

Another factor which determines the amount of variable annuity income is the Assumed Investment Return. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return, and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.


Two illustrations follow. The first is based on a 3% Assumed Investment Return, and the second is based on a 5% Assumed Investment Return. The income amounts shown reflect the deduction of all fees and expenses. Actual Trust fees and expenses will vary from year to year and from Portfolio to Portfolio and may thus be higher or lower than the assumed rate. The illustrations assume that each Portfolio of the Trust will incur expenses at an annual rate of 0.77% of the average daily net assets of the Portfolio. This is the average in 1997, weighted by Portfolio net assets as of 12/31/97. The Mortality and Expense Risk Charge and Administrative Expense Charge are calculated, in the aggregate, at an annual rate of 1.40% of the average daily net assets of the Variable Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.15%, 3.72% and 9.60%, respectively.


                                VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:              John Doe                           ANNUITY PURCHASE AMOUNT:      $100,000
DATE OF BIRTH:          1/1/29                             EFFECTIVE DATE:               12/1/98
ANNUITY INCOME OPTION:  Single Life Annuity                FIRST ANNUITY INCOME DATE:    1/1/99
PREMIUM TAX:            0%                                 FREQUENCY OF ANNUITY INCOME:  Monthly
                                                           ASSUMED INVESTMENT RETURN:    3%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant  annual  investment  return.  The amount of  variable  annuity  income that is actually  received  will depend on the  investment  performance  of the  underlying  Portfolio(s)
selected.  The variable annuity income can go up or down and no minimum dollar amount of variable annuity  income is  guaranteed.  The amounts shown are based on a 3% Assumed  Investment  Return.
Income  will  remain  constant  at $625 per month when the  annualized  net rate of return  after expenses is 3%.

                                    MONTHLY ANNUITY PAYMENTS
                                Annual rate of return before expenses:       0%      6%      12%
Annuity Income Date     Age     Annual rate of return after expenses:    -2.15%   3.72%    9.60%
------------------------------------------------------------------------------------------------
January 1, 1999          70                                                $622     625     $628
January 1, 2000          71                                                 591     629      668
January 1, 2001          72                                                 561     634      711
January 1, 2002          73                                                 533     638      757
January 1, 2003          74                                                 507     643      805
January 1, 2008          79                                                 392     666    1,098
January 1, 2013          84                                                 303     689    1,498
January 1, 2018          89                                                 235     714    2,043
January 1, 2023          94                                                 182     740    2,786


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.


The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.15%               3.72%               9.60%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------
    1               $ 622               $ 625               $ 628
    2                 591                 629                 668
    3                 561                 634                 711
    4                 533                 638                 757
    5                 507                 643                 805
    6                 481                 647                 857
    7                 457                 652                 912
    8                 434                 656                 970
    9                 413                 661               1,032
   10                 392                 666               1,098
   11                 372                 670               1,168
   12                 354                 675               1,243
   13                 336                 680               1,323
   14                 319                 685               1,408
   15                 303                 689               1,498
   16                 288                 694               1,594
   17                 274                 699               1,696
   18                 260                 704               1,804
   19                 247                 709               1,920
   20                 235                 714               2,043
   21                 223                 719               2,174
   22                 212                 724               2,313
   23                 201                 729               2,461
   24                 191                 734               2,619
   25                 182                 740               2,786


                                VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:              John Doe                           ANNUITY PURCHASE AMOUNT:      $100,000
DATE OF BIRTH:          1/1/29                             EFFECTIVE DATE:               12/1/98
ANNUITY INCOME OPTION:  Single Life Annuity                FIRST ANNUITY INCOME DATE:    1/1/99
PREMIUM TAX:            0%                                 FREQUENCY OF ANNUITY INCOME:  Monthly
                                                           ASSUMED INVESTMENT RETURN:    5%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant  annual  investment  return.  The amount of  variable  annuity  income that is actually  received  will depend on the  investment  performance  of the  underlying  Portfolio(s)
selected.  The variable annuity income can go up or down and no minimum dollar amount of variable annuity  income is  guaranteed.  The amounts shown are based on a 5% Assumed  Investment  Return.
Income will remain  constant at $742 per month when the annual rate of return  after  expenses is
5%.

                                     MONTHLY ANNUITY PAYMENTS
                                Annual rate of return before expenses:       0%      6%      12%
Annuity Income Date     Age     Annual rate of return after expenses:    -2.15%   3.72%    9.60%
------------------------------------------------------------------------------------------------
January 1, 1999          70                                                $738    $741     $745
January 1, 2000          71                                                 687     732      778
January 1, 2001          72                                                 641     723      812
January 1, 2002          73                                                 597     715      847
January 1, 2003          74                                                 556     706      884
January 1, 2008          79                                                 391     664    1,096
January 1, 2013          84                                                 275     625    1,357
January 1, 2018          89                                                 193     588    1,682
January 1, 2023          94                                                 136     553    2,083


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.


The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.15%               3.72%               9.60%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------
    1               $ 738               $ 741               $ 745
    2                 687                 732                 778
    3                 641                 723                 812
    4                 597                 715                 847
    5                 556                 706                 884
    6                 519                 697                 923
    7                 483                 689                 963
    8                 450                 681               1,006
    9                 420                 672               1,050
   10                 391                 664               1,096
   11                 365                 656               1,144
   12                 340                 648               1,194
   13                 317                 640               1,246
   14                 295                 632               1,300
   15                 275                 625               1,357
   16                 256                 617               1,417
   17                 239                 610               1,479
   18                 223                 602               1,543
   19                 207                 595               1,611
   20                 193                 588               1,682
   21                 180                 581               1,755
   22                 168                 574               1,832
   23                 156                 567               1,912
   24                 146                 560               1,996
   25                 136                 553               2,083

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------
ITEM                                   PAGE
Company                                   2
Experts                                   2
Legal Opinions                            2
Distributor                               2
Calculation of Performance Data           2
 Total Return                             2
 Yield                                    2
 Performance Ranking                      3
 Performance Information                  3
 Annuity Income                           5
Annuity Provisions                        5
 Variable Annuity Payout                  5
 Fixed Annuity Payout                     5
Financial Statements                      5




                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    Issued By
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       And
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                                   MAY 15, 1998



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, 18th Floor, New York, NY 10019.(800)542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 15, 1998 AND AS MAY BE AMENDED FROM TIME TO TIME.






TABLE OF CONTENTS
------------------------------------------------------
CONTENTS                                          PAGE
Company                                              2
Experts                                              2
Legal Opinions                                       2
Distributor                                          2
Calculation of Performance Data                      2
 Total Return                                        2
 Yield                                               2
 Performance Ranking                                 3
 Performance Information                             3
 Annuity Income                                      5
Annuity Provisions                                   5
 Variable Annuity Payout                             5
 Fixed Annuity Payout                                5
Financial Statements                                 5

COMPANY
--------------------------------------------------------------------------------

Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A+ (Superior, Group Rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Preferred Life Variable Account C and the financial statements of the Company as of and for the year ended December 31, 1997, included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.



LEGAL OPINIONS
--------------------------------------------------------------------------------


Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.



DISTRIBUTOR
--------------------------------------------------------------------------------

NALAC  Financial  Plans,  LLC,  an  affiliate  of  the  Company,   acts  as  the
distributor. The offering is on a continuous basis.



CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

TOTAL RETURN


From time to time, the Company may advertise the performance data for the Contract Sub-Accounts in sales literature, advertisements and personalized hypothetical illustrations and Contract Owner communications. Such data will show the percentage change in the value of a VIP Unit based on the performance of a Contract Sub-Account over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the VIP Unit Value at the beginning of the period.

Any such performance data will include total return figures for the one, five and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Portfolios.


The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual VIP Unit Values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                      P(1+T)n = ERV

where:
P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

YIELD


The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Contract Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Contract Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one VIP Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such VIP Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 12/31/97, the Money Market Sub-Account had a current yield of 3.88% and an effective yield of 3.95%.

Other Contract Sub-Accounts. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations and Contract Owner communications for the other Contract Sub-Accounts. Each Contract Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per VIP Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the VIP Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                       ---
                                       cd


where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the Contract Sub-Account;

b = expenses accrued for the period (net of  reimbursements);

c = the average daily number of VIP Units outstanding during the period;

d = the maximum  offering price per VIP Unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement or communication. The Company does not currently advertise yield information for any Contract Sub-Account (other than the Money Market Sub-Account).


PERFORMANCE RANKING


Total return information for the Contract Sub-Accounts and the Portfolios may be compared to relevant indices, including U.S. domestic and international taxable bond indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.


From time to time, evaluation of performance by independent sources may also be used.

PERFORMANCE INFORMATION


Total returns reflect all aspects of a Contract Sub-Account's return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in a Contract Sub-Account's value over the period.

The Portfolios of Franklin Valuemark Funds have been in existence for some time (except the Value Securities Fund) and have investment performance history. In order to show how investment performance of the Portfolios affects VIP Unit values, the following performance information was developed. Performance of the Contract Sub-Accounts reflects results achieved prior to the date the Contracts first invested in the Contract Sub-Accounts and the Portfolios.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio. Past performance does not guarantee future results.


STANDARDIZED TOTAL RETURN
Average Annual Total Return for the periods ended December 31, 1997

                                                                        INCEPTION      ONE        FIVE         SINCE
CONTRACT SUB-ACCOUNT                                                       DATE        YEAR       YEARS      INCEPTION
----------------------------------------------------------------------------------------------------------------------
Capital Growth                                                             5/1/96       16.66%       NA        17.73%
Global Utilities Securities1                                              1/24/89       25.00%     10.20%      11.19%
Growth and Income                                                         1/24/89       25.97%     14.32%      10.57%
Income Securities                                                         1/24/89       15.46%     10.58%      10.83%
Money Market                                                              1/24/89        3.78%      3.05%       3.72%
Mutual Discovery Securities                                               11/8/96       17.71%       NA        17.11%
Mutual Shares Securities                                                  11/8/96       16.10%       NA        17.20%
Real Estate Securities                                                    1/24/89       19.02%     16.56%      12.28%
Rising Dividends                                                          1/27/92       31.18%     13.10%      12.47%
Small Cap                                                                 11/1/95       15.79%       NA        20.40%
Templeton Developing Markets Equity                                       3/15/94       -9.99%       NA          .88%
Templeton Global Asset Allocation                                          5/1/95       10.16%       NA        12.77%
Templeton Global Growth                                                   3/15/94       11.92%       NA        11.60%
Templeton International Equity                                            1/27/92       10.14%     12.93%      10.12%
Templeton International Smaller Companies                                  5/1/96       -2.87%       NA         4.87%
Templeton Pacific Growth                                                  1/27/92      -36.84%      -.69%       -.98%

1Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.



NON-STANDARDIZED TOTAL RETURN
Total Return for the periods ended December 31, 1997

                                                         ANNUAL TOTAL RETURN              CUMULATIVE TOTAL RETURN
                                               ----------------------------------------------------------------------
                                    INCEPTION    ONE      THREE     FIVE      SINCE     THREE      FIVE       SINCE
CONTRACT SUB-ACCOUNT                  DATE      YEAR      YEARS     YEARS   INCEPTION   YEARS      YEARS    INCEPTION
---------------------------------------------------------------------------------------------------------------------
Capital Growth                        5/1/96     16.66%     NA        NA      17.73%       NA        NA       31.30%
Global Utilities Securities1         1/24/89     25.00%   19.57%    10.20%    11.19%     70.94%    62.50%    158.18%
Growth and Income                    1/24/89     25.97%   22.93%    14.32%    10.57%     85.78%    95.26%    145.51%
Income Securities                    1/24/89     15.46%   15.21%    10.58%    10.83%     52.91%    65.31%    150.65%
Money Market                         1/24/89      3.78%    3.92%     3.05%     3.72%     12.23%    16.20%     38.65%
Mutual Discovery Securities          11/8/96     17.71%     NA        NA      17.11%       NA        NA       19.83%
Mutual Shares Securities             11/8/96     16.10%     NA        NA      17.20%       NA        NA       19.93%
Real Estate Securities               1/24/89     19.02%   21.79%    16.56%    12.28%     80.64%   115.11%    181.69%
Rising Dividends                     1/27/92     31.18%   27.14%    13.10%    12.47%    105.50%    85.06%    100.74%
Small Cap                            11/1/95     15.79%     NA        NA      20.40%       NA        NA       49.52%
Templeton Developing
 Markets Equity                      3/15/94     -9.99%    3.03%      NA        .88%      9.37%      NA         3.4%
Templeton Global
 Asset Allocation                     5/1/95     10.16%     NA        NA      12.77%       NA        NA       37.86%
Templeton Global Growth              3/15/94     11.92%   14.16%      NA      11.60%     48.77%      NA       51.76%
Templeton
 International Equity                1/27/92     10.14%   13.35%    12.93%    10.12%     45.64%    83.68%     77.11%
Templeton International
 Smaller Companies                    5/1/96     -2.87%     NA        NA       4.87%       NA        NA        8.25%
Templeton Pacific Growth             1/27/92    -36.84%   -9.68%     -.69%     -.98%    -26.33%    -3.38%     -5.69%

1Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.

The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

ANNUITY INCOME


Periodic annuity income amounts may be illustrated using the historical performance of the Contract Sub-Accounts, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Portfolio expenses.



ANNUITY PROVISIONS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYOUT


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Contract Sub-Account(s) of the Variable Account. Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, the Contract Value in each Contract Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Unisex Annuity Tables are utilized by the Company. The dollar amount of annuity payments after the first is determined as follows:


1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Annuity Calculation Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.


2. For each Contract Sub-Account, the fixed number of Annuity Units is multiplied by the Annuity Unit value on each subsequent annuity payment date. This result is the dollar amount of the payment for each Contract Sub-Account.

3. The total dollar amount of each Variable Annuity variable payout is the sum of all Contract Sub-Account Variable Annuity payments.



FIXED ANNUITY PAYOUT


Annuity payments from the Fixed Payment Annuity will be equal payments unless otherwise specified by the Annuity Option selected.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited financial statements of the Company as of and for the year ended December 31, 1997 included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1997 are also included herein.


                                                                 VIPNY SAI 05/98






PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 1997, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 1997, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 30, 1998

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements

Statements of Assets and Liabilities
December 31, 1997
(In thousands except per unit data)
                                                                                                                 Mutual
                                                             Capital Growth and    High      Income     Money   Discovery
                                                             Growth    Income     Income   Securities  Market  Securities
                                                              Fund      Fund       Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Capital Growth Fund, 609 shares, cost $7,415              $8,170          -         -          -         -         -
   Growth and Income Fund, 5,787 shares, cost $90,320             -    121,582         -          -         -         -
   High Income Fund, 3,110 shares, cost $41,808                   -          -    44,969          -         -         -
   Income Securities Fund, 5,446 shares, cost $83,608             -          -         -    100,035         -         -
   Money Market Fund, 29,886 shares, cost $29,886                 -          -         -          -    29,886         -
   Mutual Discovery Securities Fund, 910 shares,
    cost $10,299                                                  -          -         -          -         -    11,073
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                            8,170    121,582    44,969    100,035    29,886    11,073
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                       3         11         5          9         4         3
 Accrued administrative charges                                   -          1         1          1         1         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                           3         12         6         10         5         3
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                             $8,167    121,570    44,963    100,025    29,881    11,070
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)                      $8,167    121,570    44,963    100,025    29,881    11,070
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1997
(In thousands except per unit data)

                                                             Mutual     Natural                                 Templeton
                                                             Shares    Resources Real Estate  Rising    Small   Developing
                                                           Securities Securities Securities  Dividends   Cap      Markets
                                                              Fund       Fund       Fund       Fund     Fund    Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Mutual Shares Securities Fund, 1,795 shares,
    cost $20,138                                             $21,862        -           -         -         -         -
   Natural Resources Securities Fund, 465 shares,
    cost $6,752                                                    -    5,302           -         -         -         -
   Real Estate Securities Fund, 1,037 shares, cost $18,495         -        -      26,537         -         -         -
   Rising Dividends Fund, 3,559 shares, cost $43,289               -        -           -    70,049         -         -
   Small Cap Fund, 932 shares, cost $12,990                        -        -           -         -    14,026         -
   Templeton Developing Markets Equity Fund, 1,166 shares,
    cost $12,958                                                   -        -           -         -         -    11,995
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                            21,862    5,302      26,537    70,049    14,026    11,995
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                        4        3           4         7         4         3
 Accrued administrative charges                                    -        -           1         1         -         -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                            4        3           5         8         4         3
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                             $21,858    5,299      26,532    70,041    14,022    11,992
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)                      $21,858    5,299      26,532    70,041    14,022    11,992
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1997
(In thousands except per unit data)

                                                                                                     Templeton
                                                     Templeton   Templeton  Templeton    Templeton  International Templeton
                                                   Global Asset  Global  Global Income International  Smaller      Pacific
                                                     Allocation   Growth   Securities     Equity     Companies      Growth
                                                        Fund       Fund       Fund         Fund        Fund          Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
   Templeton Global Asset Allocation Fund,
    427 shares, cost $5,157                            $5,853           -          -             -         -          -
   Templeton Global Growth Fund,
    2,566 shares, cost $31,653                              -      39,370          -             -         -          -
   Templeton Global Income Securities Fund,
    1,402 shares, cost $18,016                              -           -     18,181             -         -          -
   Templeton International Equity Fund,
    4,465 shares, cost $60,514                              -           -          -        71,973         -          -
   Templeton International Smaller Companies Fund,
    170 shares, cost $1,938                                 -           -          -             -     1,877          -
   Templeton Pacific Growth Fund,
    1,271 shares, cost $17,818                              -           -          -             -         -     11,796
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                      5,853      39,370     18,181        71,973     1,877     11,796
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges                 3           5          4             7         2          3
 Accrued administrative charges                             -           1          -             1         -          -
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     3           6          4             8         2          3
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                       $5,850      39,364     18,177        71,965     1,875     11,793
--------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)                $5,850      39,364     18,177        71,965     1,875     11,793
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1997
(In thousands except per unit data)

                                                  U.S. Government Utility     Zero        Zero        Zero        Total
                                                    Securities    Equity     Coupon      Coupon      Coupon        All
                                                       Fund        Fund    Fund - 2000 Fund - 2005 Fund - 2010    Funds
---------------------------------------------------------------------------------------------------------------------------
 Investments at net asset value:
 Franklin Valuemark Funds:
   U.S. Government Securities Fund,
    6,246 shares, cost $83,483                      $86,946            -         -          -           -
   Utility Equity Fund,
    4,698 shares, cost $77,174                            -       95,507         -          -           -
   Zero Coupon Fund - 2000
    1,401 shares, cost $20,285                            -            -    21,208          -           -
   Zero Coupon Fund - 2005
    456 shares, cost $6,921                               -            -         -      7,775           -
   Zero Coupon Fund - 2010
    405 shares, cost $6,215                               -            -         -          -       7,223
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                   86,946       95,507    21,208      7,775       7,223      833,195
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges               8            9         4          2           3          110
 Accrued administrative charges                           1            1         -          1           -           11
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                   9           10         4          3           3          121
---------------------------------------------------------------------------------------------------------------------------
     Net assets                                     $86,937       95,497    21,204      7,772       7,220      833,074
---------------------------------------------------------------------------------------------------------------------------
Contract owners' equity (notes 4 and 5)             $86,937       95,497    21,204      7,772       7,220      833,074
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1997
(In thousands)

                                                                                                                 Mutual
                                                             Capital  Growth and   High      Income     Money   Discovery
                                                             Growth     Income    Income   Securities  Market  Securities
                                                              Fund       Fund      Fund       Fund      Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                         $    7      3,629     3,340      7,199     1,674        2
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                              63      1,396       524      1,235       410       71
 Administrative charges                                           8        167        63        148        49        9
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                             71      1,563       587      1,383       459       80
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                             (64)     2,066     2,753      5,816     1,215      (78)
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds             -      3,519       110      1,546         -        -
  Realized gains (losses) on sales of investments, net           92      3,835     1,131      2,091         -       15
---------------------------------------------------------------------------------------------------------------------------
   Realized gains (losses) on investments, net                   92      7,354     1,241      3,637         -       15
Net change in unrealized appreciation
 (depreciation) on investments                                  670     15,947       (99)     4,604         -      771
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net          762     23,301     1,142      8,241         -      786
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          $698     25,367     3,895     14,057     1,215      708
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                             Mutual     Natural                                 Templeton
                                                             Shares    Resources Real Estate  Rising    Small   Developing
                                                           Securities Securities Securities  Dividends   Cap      Markets
                                                              Fund       Fund      Fund       Fund       Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                      $       4        102      661        884       20        167
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                             138         83      294        772      119        181
 Administrative charges                                          17         10       35         93       14         22
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                            155         93      329        865      133        203
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                            (151)         9      332         19     (113)       (36)
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds             -          -      316      1,510      232        265
  Realized gains (losses) on sales of investments, net           15       (353)   1,074      2,406      262        147
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                15       (353)   1,390      3,916      494        412
Net change in unrealized appreciation
 (depreciation) on investments                                1,716     (1,172)   2,407     12,343      821     (2,170)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net        1,731     (1,525)   3,797     16,259    1,315     (1,758)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations        $1,580     (1,516)   4,129     16,278    1,202     (1,794)
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                                                                     Templeton
                                                      Templeton  Templeton  Templeton    Templeton  International Templeton
                                                    Global Asset  Global  Global Income International  Smaller     Pacific
                                                     Allocation   Growth   Securities     Equity     Companies     Growth
                                                        Fund       Fund       Fund         Fund        Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                  $  96        570     1,440        2,045           9          438
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                      64        455       252          953          20          256
 Administrative charges                                   8         55        30          114           2           31
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                     72        510       282        1,067          22          287
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                      24         60     1,158          978         (13)         151
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds    28         19         -        3,136           -            -
  Realized gains (losses) on sales of investments, net  104        494       111        2,899          38         (474)
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net       132        684       111        6,035          38         (474)
Net change in unrealized appreciation
 (depreciation) on investments                          293      2,887    (1,107)         211        (109)      (7,415)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net  425      3,571      (996)       6,246         (71)      (7,889)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations  $449      3,631       162        7,224         (84)      (7,738)
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1997
(In thousands)

                                                  U.S. Government  Utility       Zero          Zero       Zero     Total
                                                    Securities    Equity       Coupon        Coupon      Coupon      All
                                                       Fund         Fund    Fund - 2000  Fund - 2005   Fund - 2010  Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                 $5,093        4,714       1,569         476         406        34,545
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges                   1,160        1,180         288          98          86        10,098
 Administrative charges                                 139          142          35          12          10         1,213
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                  1,299        1,322         323         110          96        11,311
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                   3,794        3,392       1,246         366         310        23,234
Realized gains (losses) and  unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual
   funds                                                 -         6,522          35           2           3       17,414
  Realized gains (losses) on sales of investments,
   net                                                 352         2,677         227         198          196      17,537
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net      352         9,199         262         200          199      34,951
Net change in unrealized appreciation
 (depreciation) on investments                       2,712         7,826        (281)        131          407      41,393
---------------------------------------------------------------------------------------------------------------------------
    Total realized gains (losses) and unrealized
     appreciation (depreciation) on investments, net 3,064        17,025         (19)        331          606      76,344
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
 operations                                         $6,858        20,417       1,227         697          916      99,578
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements  of Changes in Net Assets
For the years ended  December  31, 1997 and 1996
(In thousands)
                                          Adjustable U.S.
                                          Government Fund  Capital Growth Fund Growth and Income Fund  High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997      1996       1997     1996     1997      1996          1997      1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net         $-         852         (64)     (8)    2,066       813         2,753      2,395
   Realized gains (losses) on
    investments, net                      -        (733)         92      20     7,354     9,008         1,241      1,332
   Net change in unrealized appreciation
    (depreciation) on investments         -         356         670      84    15,947       960           (99)       754
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations             -         475         698      96    25,367    10,781         3,895      4,481
 ---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                      -       1,552       3,011     788    10,533    15,819         6,687      5,922
   Transfers between funds                -     (15,809)      2,196   1,776     4,602     6,402          (631)     1,603
   Surrenders and terminations            -      (1,613)       (237)   (128   (17,705)   (9,128)       (6,845)    (5,831)
   Rescissions                            -         (53)        (33)     (3)     (126)     (264)         (120)       (53)
   Other transactions (note 2)            -          25           3       -        78       (29)           56         (9)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets resulting from contract
       transactions                       -     (15,898)      4,940   2,433   (2,618)    12,800          (853)     1,632
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         -     (15,423)      5,638   2,529    22,749    23,581         3,042      6,113
Net assets at beginning of year           -      15,423       2,529       -    98,821    75,240        41,921     35,808
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $-           -       8,167   2,529   121,570    98,821        44,963     41,921
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                                                                    Mutual Discovery      Mutual Shares
                                      Income Securities Fund  Money Market Fund      Securities Fund     Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                        1997       1996        1997      1996         1997     1996       1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net    $    5,816     3,485       1,215      1,165          (78)      -       (151)       -
  Realized gains (losses)
   on investments, net                  3,637     1,687           -          -           15       -         15        -
  Net change in unrealized
   appreciation (depreciation)
   on investments                       4,604     3,616           -          -          771       3      1,716        8
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    net assets from operations         14,057     8,788       1,215      1,165          708       3      1,580        8
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
  Purchase payments                     7,073    10,882      14,086     14,336        4,882      18     11,012       50
  Transfers between funds              (2,645)   (1,355)     (6,695)    (3,631)       5,667     257      9,916      384
  Surrenders and terminations         (16,530)  (10,309)    (11,292)    (7,844)        (427)      -       (992)       -
  Rescissions                             (78)     (259)        (53)       (83)         (29)      -        (95)       -
  Other transactions (note 2)              39        (1)        112         (6)          (9)      -         (5)       -
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    net assets resulting from
    contract transactions             (12,141)   (1,042)     (3,842)     2,772       10,084     275     19,836      434
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       1,916     7,746      (2,627)     3,937       10,792     278     21,416      442
Net assets at beginning of year        98,109    90,363      32,508     28,571          278       -        442        -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year            $100,025    98,109      29,881     32,508       11,070     278     21,858      442
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                        Natural Resources
                                         Securities Fund  Real Estate Securities Fund  Rising Dividends Fund Small Cap Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997     1996       1997      1996            1997     1996      1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net     $       9     (13)        332       422             19       278      (113)    (21)
   Realized gains (losses)
    on investments, net                   (353)    506       1,390       475          3,916       932       494      95
   Net change in unrealized
    appreciation (depreciation)
    on investments                      (1,172)   (480)      2,407     3,748         12,343     8,111       821     215
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     net assets from operations         (1,516)     13       4,129     4,645         16,278     9,321     1,202     289
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                       496   1,159       2,849     1,633          7,130     5,191     3,879   1,263
   Transfers between funds                (698)    669       1,804     1,434          4,129     2,038     4,438   3,907
   Surrenders and terminations          (1,164)   (915)     (2,578)   (1,728)        (9,509)   (4,321)     (814)    (74)
   Rescissions                             (10)    (13)        (10)      (21)           (36)      (78)      (48)    (15)
   Other transactions (note 2)               2      (2)          3        28            115        13        (4)     (1)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
     assets resulting from
     contract transactions              (1,374)    898       2,068     1,346          1,829     2,843     7,451   5,080
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (2,890)    911       6,197     5,991         18,107    12,164     8,653   5,369
Net assets at beginning of year          8,189   7,278      20,335    14,344         51,934    39,770     5,369       -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $5,299   8,189      26,532    20,335         70,041    51,934    14,022   5,369
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                        Templeton Developing    Templeton Global    Templeton Global   Templeton Global
                                         Markets Equity Fund  Asset Allocation Fund   Growth Fund    Income Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1997    1996         1997     1996        1997    1996       1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net      $     (36)     (52)         24       (29)        60       42      1,158     1,378
   Realized gains (losses)
    on investments, net                     412      297         132        18        684      495        111       107
   Net change in unrealized
    appreciation (depreciation)
    on investments                       (2,170)   1,405         293       398      2,887    3,541     (1,107)      271
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease)
       in net assets from operations     (1,794)   1,650         449       387      3,631    4,078        162     1,756
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                      2,943    2,224       1,533     1,950      7,275    6,947      1,089     1,712
   Transfers between funds                  192    1,512         632     1,240      2,733    3,817     (2,668)     (928)
   Surrenders and terminations           (1,291)    (633)       (504)     (162)    (3,295)  (1,698)    (3,152)   (2,722)
   Rescissions                              (25)     (32)        (18)      (35)      (128)    (114)        (3)       (1)
   Other transactions (note 2)               (3)      (6)         (1)        -         45       13         30        50
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     net assets resulting from
     contract transactions                1,816    3,065       1,642     2,993      6,630    8,965     (4,704)   (1,889)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            22    4,715       2,091     3,380     10,261   13,043     (4,542)     (133)
Net assets at beginning of year          11,970    7,255       3,759       379     29,103   16,060     22,719    22,852
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $11,992   11,970       5,850     3,759     39,364   29,103     18,177    22,719
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                   Templeton International     Investment Grade   Templeton International  Templeton Pacific
                                          Equity Fund      Intermediate Bond Fund Smaller Companies Fund     Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                          1997     1996        1997       1996        1997    1996          1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net     $     978      734           -        638         (13)    (3)           151     413
   Realized gains (losses)
    on investments, net                  6,035    2,946           -        360          38      2           (474)  1,371
   Net change in unrealized
    appreciation (depreciation)
    on investments                         211    8,342           -       (737)       (109)    48         (7,415)    605
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       net assets from operations        7,224   12,022           -        261         (84)    47         (7,738)  2,389
 ---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                     5,493    6,974           -        939         964    229            502   2,063
   Transfers between funds                (443)   3,648           -    (15,408)        577    446         (4,197)    439
   Surrenders and terminations         (10,782)  (6,296)          -     (1,630)       (304)     -         (2,904) (3,400)
   Rescissions                             (50)     (18)          -        (14)          -      -            (14)    (20)
   Other transactions (note 2)             161       14           -         40           -      -             (4)    (17)
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets resulting from
      contract transactions             (5,621)   4,322           -    (16,073)      1,237    675         (6,617)   (935)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        1,603   16,344           -    (15,812)      1,153    722        (14,355)  1,454
Net assets at beginning of year         70,362   54,018           -     15,812         722      -         26,148  24,694
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year              $71,965   70,362           -         -        1,875    722         11,793  26,148
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                    U.S. Government
                                    Securities Fund   Utility Equity Fund  Zero Coupon Fund - 2000  Zero Coupon Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                    1997     1996        1997      1996         1997    1996            1997     1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net $  3,794    4,323       3,392     3,967       1,246    1,049            366      340
   Realized gains (losses) on
    investments, net                  352      (40)      9,199     1,652         262      169            200      133
   Net change in unrealized
    appreciation (depreciation)
    on investments                  2,712   (2,399)      7,826        (4)       (281)    (990)           131     (672)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     net assets from operations     6,858    1,884      20,417     5,615       1,227      228            697     (199)
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                5,076    7,463       1,846     5,199         839    2,220            767    1,208
   Transfers between funds         (6,248)  19,458      (9,521)   (9,257)     (1,349)  (1,036)          (735)    (671)
   Surrenders and terminations    (18,871) (11,371)    (20,611)  (14,003)     (4,616)  (2,141)        (1,730)  (1,026)
   Rescissions                        (49)    (165)         (4)      (61)          -      (85)             -      (64)
   Other transactions (note 2)        (14)     (19)        145        (1)         18      (10)            (4)      (2)
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net
     assets resulting from
     contract transactions        (20,106)  15,366     (28,145)  (18,133)     (5,108)  (1,052)        (1,702)    (555)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets (13,248)  17,250      (7,728)  (12,518)     (3,881)    (824)        (1,005)    (754)
Net assets at beginning of year   100,185   82,935     103,225   115,743      25,085   25,909          8,777    9,531
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year         $86,937  100,185      95,497   103,225      21,204   25,085          7,772    8,777
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1997 and 1996
(In thousands)

                                                            Zero Coupon Fund - 2010               Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                              1997          1996              1997             1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
   Investment income (loss), net                          $   310            291            23,234          22,459
   Realized gains (losses) on investments, net                199            294            34,951          21,126
   Net change in unrealized appreciation
   (depreciation) on investments                              407           (957)           41,393          26,226
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                                 916           (372)           99,578          69,811
---------------------------------------------------------------------------------------------------------------------------
Contract transactions (note 4):
   Purchase payments                                          794          1,097           100,759          98,838
   Transfers between funds                                 (1,056)          (935)                -               -
   Surrenders and terminations                               (922)          (595)         (137,075)        (87,568)
   Rescissions                                                  -            (27)             (929)         (1,478)
   Other transactions (note 2)                                 (4)           (5)               759              65
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions                (1,188)          (465)          (36,486)          9,857
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                            (272)          (837)           63,092          79,668
Net assets at beginning of year                             7,492          8,329           769,982         690,314
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $7,220          7,492           833,074         769,982
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
December 31, 1997


1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Preferred Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include gains on the sale of the fund shares as determined by the average cost method. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

The Small Cap Fund, Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on June 10, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on December 2, 1996. The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on
October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1996, the Global Income Fund name was changed to Templeton Global Income Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 1997 and 1996 were $478,510 and $468,180, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as Other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

      Years Since Payment       Charge
     ---------------------     -------
            0-1                   5%
            1-2                   5%
            2-3                   4%
            3-4                   3%
            4-5                   1.5%
            5 +                   0%

and (c) adding the products of each multiplication in (b) above.

A contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1997 and 1996 were $983,164 and $1,012,666, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges for the years ended December 31, 1997 and 1996 were $4,226 and $11,086, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.


4. CONTRACT TRANSACTIONS - UNIT ACTIVITY (In thousands)

Transactions in units for each fund for the years ended December 31, 1997 and 1996 were as follows:

                                    Adjustable          Growth                    Investment            Mutual     Mutual
                                        U.S    Capital    and    High    Income     Grade      Money  Discovery    Shares
                                    Government Growth   Income  Income Securities Intermediate Market Securities Securities
                                       Fund     Fund     Fund    Fund     Fund     Bond Fund    Fund     Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995                 1,291        -    4,346   2,075    4,567         1,022    2,218        -        -
Contract transactions:
  Purchase payments                     128       71      882     329      537            61    1,093        2        5
  Transfers between funds            (1,284)     165      360      84      (69)         (980)    (274)      25       38
  Surrenders and terminations          (133)     (11)    (501)   (321)    (503)         (105)    (597)       -        -
  Rescissions                            (4)       -      (15)     (3)     (13)           (1)      (6)       -        -
  Other transactions                      2        -       (2)      -        -             3       (1)       -        -
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions       (1,291)     225      724      89      (48)       (1,022)     215       27       43
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996                     -      225    5,070   2,164    4,519             -    2,433       27       43
===========================================================================================================================
Contract transactions:
  Purchase payments                       -      241      483     330      309             -    1,035      428      981
  Transfers between funds                 -      178      210     (44)    (119)            -     (487)     511      893
  Surrenders and terminations             -      (19)    (809)   (337)    (717)            -     (830)     (38)     (86)
  Rescissions                             -       (3)      (6)     (6)      (3)            -       (4)      (3)      (8)
  Other transactions                      -        -        4       3        2             -        8       (1)       -
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions            -      397     (118)    (54)    (528)            -     (278)     897    1,780
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1997                     -      622    4,952   2,110    3,991             -    2,155      924    1,823
===========================================================================================================================


                                Natural                             Templeton   Templeton   Templeton  Templeton    Templeton
                               Resources Real Estate Rising   Small Developing Global Asset Global Global Income International
                              Securities Securities Dividends Cap    Markets    Allocation  Growth   Securities     Equity
                                 Fund      Fund      Fund    Fund  Equity Fund    Fund      Fund       Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995            516       794       3,182      -       757        36        1,417      1,472        4,073
Contract transactions:
  Purchase payments               73        83         388    103       206       172          564        109          479
  Transfers between funds         37        68         147    320       140       109          310        (58)         251
  Surrenders and terminations    (59)      (87)       (318    (6)       (58)      (14)        (136)      (172)        (428)
  Rescissions                     (1)       (1)         (6)    (1)       (3)       (3)         (10)         -           (1)
  Other transactions               -         2           1      -         -         -            1          3            1
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in
     accumulation units resulting
     from contract transactions   50        65         212    416       285       264          729       (118)         302
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996            566       859       3,394    416     1,042       300        2,146      1,354        4,375
============================================================================================================================
Contract transactions:
  Purchase payments               37       114         399    275       231       114          489         65          313
  Transfers between funds        (58)       72         225    310        (9)       48          184       (160)         (23)
  Surrenders and terminations    (86)     (103)       (533)   (59)     (102)      (37)        (219)      (189)        (608)
  Rescissions                     (1)        -          (2)    (4)       (2)       (1)          (9)         -           (3)
  Other transactions               -         -           6      -         -         -            3          2            9
---------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
 accumulation units resulting
 from contract transactions     (108)       83          95    522       118       124          448       (282)        (312)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1997            458       942       3,489    938     1,160       424        2,594      1,072        4,063
===========================================================================================================================

                                       Templeton
                                     International  Templeton     U.S.                Zero     Zero      Zero
                                        Smaller      Pacific   Government  Utility   Coupon   Coupon    Coupon    Total
                                       Companies     Growth    Securities  Equity    Fund -   Fund -    Fund -     All
                                         Fund         Fund        Fund      Fund      2000     2005      2010     Funds
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1995                      -         1,811       5,089     5,916     1,416     456       372     42,826
Contract transactions:
  Purchase payments                       22           140         462       265       123      61        54      6,412
  Transfers between funds                 43            32       1,177      (471)      (56)    (34)      (47)        33
  Surrenders and terminations              -          (230)       (700)     (708)     (119)    (52)      (29)    (5,287)
  Rescissions                              -            (1)        (10)       (3)       (5)     (3)       (1)       (91)
  Other transactions                       -            (1)         (1)       (1)       (1)      -        (1)         5
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions            65           (60)        928      (918)      (58)    (28)      (24)     1,072
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1996                     65         1,751       6,017     4,998     1,358     428       348     43,898
===========================================================================================================================
Contract transactions:
  Purchase payments                       84            37         297        86        44      36        34      6,462
  Transfers between funds                 50          (324)       (370)     (449)      (72)    (37)      (49)       480
  Surrenders and terminations            (26)         (212)     (1,096)     (943)     (244)    (82)      (41)    (7,416)
  Rescissions                              -            (1)         (3)        -         -       -         -        (59)
  Other transactions                       -             -          (1)        7         1       -         -         43
---------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in
    accumulation units resulting
    from contract transactions           108          (500)     (1,173)   (1,299)     (271)    (83)      (56)      (490)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at December 31, 1997                    173         1,251       4,844     3,699     1,087     345       292     43,408
===========================================================================================================================

5. UNIT VALUES

A summary of accumulation  unit values and  accumulation  units  outstanding for variable  annuity  contracts and the expense ratios,  including  expenses of the underlying  funds, for each year of the five-year period ended December 31, 1997 follows:
                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Adjustable U.S. Government Fund
December 31,
 19961                                                   912                $12.389         $11,298                1.99+%
 1995                                                  1,290                 11.951          15,423                1.99
 1994                                                  1,767                 11.077          19,571                1.97
 1993                                                  1,971                 11.254          22,179                1.98

Capital Growth Fund
December 31,
 1997                                                    622                 13.130           8,167                2.17
 19962                                                   225                 11.254           2,529                2.17+

Growth and Income Fund
December 31,
 1997                                                  4,952                 24.551         121,570                1.89
 1996                                                  5,070                 19.490          98,821                1.90
 1995                                                  4,347                 17.310          75,240                1.92
 1994                                                  3,452                 13.215          45,616                1.94
 1993                                                  2,402                 13.677          32,857                1.98

High Income Fund
December 31,
 1997                                                  2,110                 21.312          44,963                1.93
 1996                                                  2,164                 19.375          41,921                1.94
 1995                                                  2,076                 17.252          35,808                1.96
 1994                                                  1,710                 14.608          24,984                2.00
 1993                                                  1,135                 15.155          17,207                2.04

Income Securities Fund
December 31,
 1997                                                  3,991                 25.065         100,025                1.90
 1996                                                  4,519                 21.708          98,109                1.90
 1995                                                  4,567                 19.785          90,364                1.91
 1994                                                  4,416                 16.392          72,389                1.94
 1993                                                  2,634                 17.734          46,707                1.96

Investment Grade Intermediate Bond Fund
December 31,
 19961                                                   891                 15.740          14,032                2.00+
 1995                                                  1,023                 15.463          15,812                2.01
 1994                                                  1,085                 14.257          15,470                2.03
 1993                                                    893                 14.389          12,850                2.06


                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund
December 31,
 1997                                                  2,155                $13.865         $29,881                1.85%
 1996                                                  2,433                 13.359          32,508                1.83
 1995                                                  2,218                 12.883          28,571                1.80
 1994                                                  2,487                 12.354          30,730                1.86
 1993                                                    627                 12.066           7,566                2.06

Mutual Discovery Securities Fund
December 31,
 1997                                                    924                 11.983          11,070                2.46
 19963                                                    27                 10.180             278                2.77+

Mutual Shares Securities Fund
December 31,
 1997                                                  1,823                 11.993          21,858                2.20
 19963                                                    43                 10.330             442                2.40+

Natural Resources Securities Fund
December 31,
 1997                                                    458                 11.559           5,299                2.09
 1996                                                    566                 14.467           8,189                2.05
 1995                                                    516                 14.109           7,278                2.06
 1994                                                    647                 13.979           9,050                2.08
 1993                                                    391                 14.464           5,656                2.08

Real Estate Securities Fund
December 31,
 1997                                                    942                 28.169          26,532                1.94
 1996                                                    859                 23.668          20,335                1.97
 1995                                                    794                 18.073          14,344                1.99
 1994                                                    900                 15.594          14,035                2.02
 1993                                                    437                 15.369           6,712                2.07

Rising Dividends Fund
December 31,
 1997                                                  3,489                 20.074          70,041                2.14
 1996                                                  3,394                 15.303          51,934                2.16
 1995                                                  3,182                 12.498          39,770                2.18
 1994                                                  2,936                  9.769          28,685                2.20
 1993                                                  2,772                 10.327          28,623                2.19

Small Cap Fund
December 31,
 1997                                                    938                 14.952          14,022                2.17
 19962                                                   416                 12.913           5,369                2.17+


                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund
December 31,
 1997                                                  1,160                $10.340         $11,992                2.82%
 1996                                                  1,042                 11.487          11,970                2.89
 1995                                                    757                  9.582           7,254                2.81
 19944                                                   591                  9.454           5,589                2.93+

Templeton Global Asset Allocation Fund
December 31,
 1997                                                    424                 13.786           5,850                2.34
 1996                                                    300                 12.514           3,759                2.26
 19955                                                    36                 10.591             379                2.30+

Templeton Global Growth Fund
December 31,
 1997                                                  2,594                 15.176          39,364                2.28
 1996                                                  2,146                 13.560          29,103                2.33
 1995                                                  1,416                 11.339          16,061                2.37
 19944                                                   922                 10.201           9,400                2.54+

Templeton Global Income Securities Fund
December 31,
 1997                                                  1,072                 16.957          18,177                2.02
 1996                                                  1,354                 16.781          22,719                2.01
 1995                                                  1,472                 15.522          22,851                2.04
 1994                                                  1,667                 13.726          22,888                2.11
 1993                                                  1,045                 14.650          15,302                2.13

Templeton International Equity Fund
December 31,
 1997                                                  4,063                 17.711          71,965                2.29
 1996                                                  4,375                 16.081          70,362                2.29
 1995                                                  4,073                 13.263          54,018                2.32
 1994                                                  4,079                 12.161          49,607                2.39
 1993                                                  1,346                 12.226          16,451                2.52

Templeton International Smaller Companies Fund
December 31,
 1997                                                    173                 10.825           1,875                2.46
 19962                                                    65                 11.145             722                2.18+

Templeton Pacific Growth Fund
December 31,
 1997                                                  1,251                  9.431          11,793                2.43
 1996                                                  1,751                 14.932          26,148                2.39
 1995                                                  1,812                 13.630          24,693                2.41
 1994                                                  2,112                 12.802          27,037                2.47
 1993                                                    915                 14.233          13,023                2.54

                                                    Accumulation                                               Ratio of
                                                       Units                                                   Expenses
                                                     Outstanding       Accumulation        Net Assets         to Average
                                                   (in thousands)       Unit Value       (in thousands)       Net Assets*
---------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund
December 31,
 1997                                                  4,844                $17.947         $86,937                1.90%
 1996                                                  6,017                 16.650         100,185                1.91
 1995                                                  5,089                 16.298          82,935                1.92
 1994                                                  5,331                 13.835          73,747                1.93
 1993                                                  6,108                 14.698          89,774                1.94

Utility Equity Fund
December 31,
 1997                                                  3,699                 25.818          95,497                1.90
 1996                                                  4,998                 20.654         103,225                1.90
 1995                                                  5,916                 19.555         115,743                1.90
 1994                                                  6,317                 15.104          95,415                1.92
 1993                                                  7,479                 17.319         129,527                1.91

Zero Coupon Fund - 2000
December 31,
 1997                                                  1,087                 19.512          21,204                1.80
 1996                                                  1,358                 18.475          25,085                1.80
 1995                                                  1,416                 18.294          25,910                1.80
 1994                                                  1,158                 15.373          17,797                1.80
 1993                                                    795                 16.717          13,297                1.77

Zero Coupon Fund - 2005
December 31,
 1997                                                    345                 22.532           7,772                1.80
 1996                                                    428                 20.517           8,777                1.80
 1995                                                    456                 20.914           9,531                1.80
 1994                                                    403                 16.096           6,483                1.80
 1993                                                    341                 18.050           6,159                1.77

Zero Coupon Fund - 2010
December 31,
 1997                                                    292                 24.740           7,220                1.80
 1996                                                    348                 21.522           7,492                1.80
 1995                                                    371                 22.431           8,329                1.80
 1994                                                    252                 15.930           4,008                1.80
 1993                                                    193                 18.144           3,502                1.65

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1 Period  from January 1, 1996 to October 25, 1996 (fund  closure).
2 Period from June 10, 1996 (fund commencement) to December 31, 1996.
3 Period from December 2, 1996 (fund commencement) to December 31, 1996.
4 Period from April 25, 1994 (fund commencement)  to  December  31,  1994.
5 Period  from  August  4,  1995  (fund commencement) to December 31, 1995.




                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK


                              Financial Statements


                           December 31, 1997 and 1996

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Independent Auditors' Report


The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 1997 and 1996, and the results of its operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.

                                  KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 4, 1998



PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements


Balance Sheets
December 31, 1997 and 1996
(In thousands except share data)


                                                                                                    1997        1996
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 Fixed maturities, at market                                                                       $ 30,106      20,412
 Certificates of deposit and short-term securities                                                      698       2,389
---------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                              30,804      22,801
Cash                                                                                                  5,321       4,976
Receivables                                                                                           5,006       4,046
Reinsurance receivable:
 Recoverable on future benefit reserves                                                                 166         162
 Recoverable on unpaid claims                                                                        10,537       9,674
 Receivable on paid claims                                                                            2,500       1,393
Deferred acquisition costs                                                                           37,447      38,245
Other Assets                                                                                          1,162         835
---------------------------------------------------------------------------------------------------------------------------
      Assets, exclusive of separate account assets                                                   92,943      82,132
Separate account assets                                                                             833,083     769,981
---------------------------------------------------------------------------------------------------------------------------
      Total Assets                                                                                 $926,026     852,113
===========================================================================================================================
Liabilities and Stockholder's Equity
Liabilities:
 Future benefit reserves:
  Life                                                                                              $ 1,362       1,219
  Annuity                                                                                               634         325
 Policy and contract claims                                                                          24,944      25,119
 Unearned premiums                                                                                    1,590       1,887
 Other policyholder funds                                                                             1,230         679
 Reinsurance payable                                                                                  2,116       2,133
 Deferred income taxes                                                                               10,173       8,740
 Accrued expenses and other liabilities                                                               3,113       2,462
 Commissions due and accrued                                                                            930         822
 Payable to parent                                                                                    3,180       1,102
---------------------------------------------------------------------------------------------------------------------------
           Liabilities, exclusive of separate account liabilities                                    49,272      44,488
Separate account liabilities                                                                        833,083     769,981
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                             882,355     814,469
Stockholders Equity:
 Common stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000       2,000
 Additional paid-in capital                                                                          15,500      15,500
 Net unrealized gain (loss) on investments, net of deferred federal income taxes                        716         (34)
 Retained earnings                                                                                   25,455      20,178
---------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                     43,671      37,644
Commitments and contingencies (notes 6 and 11)
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities and stockholder's equity                                                   $926,026     852,113
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)

Statements of Income
Years ended December 31, 1997, 1996 and 1995
(In thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                               $ 8,866        9,174     10,291
 Annuity considerations                                                                 12,791       11,725     10,679
 Accident and health premiums                                                           22,114       22,105     22,406
---------------------------------------------------------------------------------------------------------------------------
       Total premiums and considerations                                                43,771       43,004     43,376
 Premiums ceded                                                                         12,939       11,574     13,462
---------------------------------------------------------------------------------------------------------------------------
       Net premiums and considerations                                                  30,832       31,430     29,914
 Investment income, net                                                                  1,626        1,220        605
 Realized investment losses, net                                                            (1)         (62)       (13)
 Other income                                                                               93            0          0
---------------------------------------------------------------------------------------------------------------------------
       Total revenue                                                                    32,550       32,588     30,506
---------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
 Life insurance benefits                                                                 5,074        5,971      8,202
 Annuity benefits                                                                          323          202       (100)
 Accident and health insurance benefits                                                 14,709       13,406     14,743
---------------------------------------------------------------------------------------------------------------------------
       Total benefits                                                                   20,106       19,579     22,845
 Benefit recoveries                                                                      9,200        6,614      9,116
---------------------------------------------------------------------------------------------------------------------------
       Net benefits                                                                     10,906       12,965     13,729
 Commissions and other agent compensation                                                8,295        8,596      7,278
 General and administrative expenses                                                     4,018        3,576      3,132
 Taxes, licenses and fees                                                                  654          688        479
 Change in deferred acquisition costs, net                                                 798          341     (1,009)
---------------------------------------------------------------------------------------------------------------------------
       Total benefits and expenses                                                      24,671       26,166     23,609
---------------------------------------------------------------------------------------------------------------------------
       Income from operations before income taxes                                        7,879        6,422      6,897
---------------------------------------------------------------------------------------------------------------------------
Income tax expense (benefit):
 Current                                                                                 1,573          435       (109)
 Deferred                                                                                1,029        2,396      1,612
---------------------------------------------------------------------------------------------------------------------------
       Total income tax expense                                                          2,602        2,831      1,503
       Net income                                                                      $ 5,277        3,591      5,394
===========================================================================================================================


See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)


Statements of Stockholder's  Equity
Years ended December 31, 1997, 1996 and 1995
(In thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                  $ 2,000        2,000      2,000
---------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:
 Balance at beginning and end of year                                                   15,500       15,500     15,500
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gains (losses) on investments:
 Balance at beginning of year                                                              (34)         274       (268)
 Net unrealized gain (loss) during the year, net of deferred federal income taxes          750         (308)       542
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                    716          (34)       274
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                           20,178       16,587     11,193
 Net income                                                                              5,277        3,591      5,394
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                 25,455       20,178     16,587
       Total Stockholder's equity                                                      $43,671       37,644     34,361
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Financial Statements (continued)

Statements of Cash Flows
Years ended December 31, 1997, 1996 and 1995
(In thousands)

                                                                                        1997        1996        1995
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net Income                                                                             $5,277        3,591      5,394
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
  Realized losses on investments, net                                                        1           62         13
  Deferred federal income tax expense                                                    1,029        2,396      1,612
  Change in:
   Receivables and other assets                                                         (3,261)       3,526         62
   Deferred acquisition costs                                                              798          341     (1,009)
   Future benefit reserves                                                                 452          944       (182)
   Policy and contract claims                                                             (175)      (1,048)    (1,145)
   Unearned premiums                                                                      (297)        (443)        45
   Other policyholder funds                                                                551          (12)      (194)
   Reinsurance payable                                                                     (17)         881       (806)
   Accrued expenses and other liabilities                                                  649       (1,523)      (158)
   Commissions due and accrued                                                             108           (2)       (56)
   Due to parent                                                                         2,080          439         97
  Depreciation and amortization                                                           (110)         (46)      (185)
---------------------------------------------------------------------------------------------------------------------------
       Total adjustments                                                                 1,808        5,515     (1,906)
---------------------------------------------------------------------------------------------------------------------------
       Net cash provided by operating activities                                         7,085        9,106      3,488
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities, at market                                                (8,680)      (8,525)   (15,328)
 Sale of fixed maturities, at market                                                        81        2,654      4,522
 Other investments, net                                                                  1,859       (1,492)     2,589
---------------------------------------------------------------------------------------------------------------------------
       Net cash used in investing activities                                            (6,740)      (7,363)    (8,217)
---------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in cash                                                     345        1,743     (4,729)
Cash at beginning of year                                                                4,976        3,233      7,962
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                     $5,321        4,976      3,233
===========================================================================================================================

See accompanying notes to financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements
(in thousands)


(1) Summary of Significant Accounting Policies

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 1997 premiums and considerations, 21%, 41% and 38% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with third party marketing organizations. The Company has a significant relationship with a mutual fund company and its broker/dealer network for marketing its variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Recognition of Traditional Life, Group Life and Group Accident and Health
Revenue

Traditional life products include products with guaranteed premiums and benefits and consist solely of policies converted from group life business.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Recognition of Variable Annuity Revenue

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 1997, 1996 and 1995 were $10,147, $6,541 and $4,517, respectively.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(1) Summary of Significant Accounting Policies (cont.)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits which may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Investments

Realized gains and losses are computed based on the specific identification method.

Short term investments, which include certificate of deposits, are carried at amortized cost which approximates market.

As of December 31, 1997 and 1996, investments with a carrying value of $1,645 and $1,596, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivables. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(1) Summary of Significant Accounting Policies (cont.)

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1996, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of. No adjustments were made to the financial statements upon adoption of this pronouncement.

In 1997 the Company adopted SFAS No. 129, Disclosure of Information about Capital Structure, which establishes standards for disclosing information about an entity's capital structure. No additional disclosures were required.

Accounting Pronouncements to be Adopted

In June, 1997, the Financial Accounting Standards Board (FASB) issued SFAS No. 130 Reporting Comprehensive Income, which establishes standards for reporting and displaying comprehensive income and its components in general purpose financial statements, and SFAS No. 131, Disclosures about Segments of an Enterprise and Related Information, which requires certain business enterprises to report specified information about their operating segments in a complete set of financial statements to shareholders. SFAS No. 130 and SFAS No. 131 will be adopted in 1998.


(2) Investments

Investments at December 31, 1997 consist of:
                                                                                                                 Amount
                                                                                Amortized cost   Estimated      shown on
                                                                                    or cost     fair value    balance sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities
 U.S. government                                                                      $28,189       29,256         29,256
 Mortgage backed securities                                                               815          850            850
---------------------------------------------------------------------------------------------------------------------------
       Total fixed maturities                                                          29,004       30,106         30,106
===========================================================================================================================
Other investments:
 Short-term securities                                                                    698           xx            698
---------------------------------------------------------------------------------------------------------------------------
       Total other investments                                                            698           xx            698
---------------------------------------------------------------------------------------------------------------------------
       Total investments                                                              $29,702           xx         30,804
===========================================================================================================================


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(2) Investments (cont.)

At December 31, 1997 and 1996, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of fixed maturities are as follows:
                                                                                       Gross       Gross
                                                                         Amortized  unrealized  unrealized    Estimated
                                                                           cost        gains      losses     fair value
---------------------------------------------------------------------------------------------------------------------------

1997
 U.S. government                                                          $28,189       1,070            3      29,256
 Mortgage backed securities                                                   815          35            0         850
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                    $29,004       1,105            3      30,106
===========================================================================================================================
1996
 U.S. government                                                          $19,571          66          131      19,506
 Mortgage backed securities                                                   894          12            0         906
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                    $20,465          78          131      20,412
===========================================================================================================================

The changes in gross unrealized gains (losses) from fixed maturities were $1,155, $(475) and $835 for the years ended December 31, 1997, 1996 and 1995, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
Due after one year through five years:                                                             $ 6,057       6,069
Due after five years through ten years                                                              13,451      13,922
Due after ten years                                                                                  8,681       9,265
Mortgage backed securities                                                                             815         850
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                                             $29,004      30,106
===========================================================================================================================

Proceeds from sales of investments in available-for-sale securities during 1997, 1996 and 1995 were $82, $2,654 and $4,522, respectively. Gross gains of $0, $0 and $64 and gross losses of $0, $62 and $77 were realized on sales of available-for-sale securities in 1997, 1996 and 1995, respectively. The related tax benefit was $0, $22 and $4 in 1997, 1996 and 1995, respectively.

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities, at market                                                           $1,494        1,132         410
 Short-term investments                                                                   168           98           0
 Other                                                                                     11            1         201
---------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                          1,673        1,231         611
Investment expenses                                                                        47           11           6
---------------------------------------------------------------------------------------------------------------------------
       Net investment income                                                           $1,626        1,220         605
===========================================================================================================================


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(3) Summary Table of Fair Value Disclosures

                                                                                1997                         1996
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets Fixed maturities, at market:
  U.S. Government                                                        $ 29,256   $ 29,256        $ 19,506  $ 19,506
  Mortgage backed securities                                                  850        850             906       906
  Certificates of deposit and other short term securities                     698        698           2,389     2,389
  Receivables                                                               5,006      5,006           4,046     4,046
  Separate accounts assets                                                833,083    833,083         769,981   769,981
Financial liabilities
 Separate account liabilities                                             833,083    821,457         769,981   756,349
===========================================================================================================================



See Note (1) "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.



(4) Receivables

Receivables at December 31 consist of the following:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                        $4,565       3,318
Reinsurance commission receivable                                                                       38         450
Other                                                                                                  403         278
---------------------------------------------------------------------------------------------------------------------------
       Total receivables                                                                            $5,006       4,046
===========================================================================================================================


(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(5) Accident and Health Claims Reserves (cont.)

Activity in the accident and health claims reserves, exclusive of hospital indemnity and AIDS reserves of $662, $293 and $287 in 1997, 1996 and 1995, respectively, is summarized as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables
 of $7,476, $9,249 and $10,049                                                        $11,335      11,000       10,149
Incurred related to:
 Current year                                                                          11,439       11,372      10,502
 Prior years                                                                           (3,199)      (3,079)     (2,245)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                          8,240        8,293       8,257
---------------------------------------------------------------------------------------------------------------------------
Paid related to:
 Current year                                                                           1,686        1,458       1,097
 Prior years                                                                            5,899        6,500       6,309
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                              7,585        7,958       7,406
---------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance recoverables
 of $7,643, $7,476 and $9,249                                                         $11,990       11,335      11,000
===========================================================================================================================


Due to lower than anticipated losses related to prior years, the provision for prior year claims and claim adjustment expenses decreased.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1997 and 1996 are recoverables on paid and unpaid claims from Allianz Life of $2,791 and $1,554, respectively. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                             Gross      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                                   $1,591,244            0     484,546    1,106,698        0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                8,866            0       2,450        6,416        0.0%
 Annuities                                                    12,791            0           0       12,791        0.0%
 Accident and health insurance                                14,823        7,291      10,489       11,625       62.7%
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                                         36,480        7,291      12,939       30,832       23.6%
===========================================================================================================================
December 31, 1996:
Life insurance in force                                   $1,700,286            0     647,863    1,052,423        0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                                9,174            0       2,304        6,870        0.0%
 Annuities                                                    11,725            0           0       11,725        0.0%
 Accident and health insurance                                15,482        6,623       9,270       12,835       51.6%
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                                         36,381        6,623      11,574       31,430       21.1%
===========================================================================================================================
December 31, 1995:
Life insurance in force                                   $1,826,979            0     715,945    1,111,034        0.0%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                                               10,291            0       2,642        7,649        0.0%
 Annuities                                                    10,679            0           0       10,679        0.0%
 Accident and health insurance                                15,717        6,689      10,820       11,586       57.7%
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                                         36,687        6,689      13,462       29,914       22.4%
===========================================================================================================================


Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                       Assumed                                       Ceded
---------------------------------------------------------------------------------------------------------------------------
                                             1997         1996         1995              1997         1996        1995
---------------------------------------------------------------------------------------------------------------------------
Life insurance in force                       $ 0            0            0             2,032        2,432       2,930
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life insurance                               $ 0            0            0                44           36          55
 Accident and health insurance              1,566        2,547        2,959               841          766         921
---------------------------------------------------------------------------------------------------------------------------
       Total Premiums                      $1,566        2,547        2,959               885          802         976
===========================================================================================================================


PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(7) Income Taxes

Income Tax Expense

Total income tax expenses (benefits) for the years ended December 31 are as follows:

                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expense (benefit)                                                         $1,573          435        (109)
 Deferred tax expense                                                                   1,029        2,396       1,612
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                    $2,602        2,831       1,503
Income tax effect on equity:
 Attributable to unrealized gains and losses for the year                                 404         (166)        292
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                      $3,006        2,665       1,795
===========================================================================================================================

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:


                                                                                       1997        1996         1995
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                      $2,758        2,248       2,414
Other                                                                                    (156)         583        (911)
---------------------------------------------------------------------------------------------------------------------------
       Income tax expense as reported                                                  $2,602        2,831       1,503
===========================================================================================================================

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 1997 and 1996 are as follows:

                                                                                                   1997         1996
---------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
 Future benefit reserves                                                                           $ 2,675       3,427
 Unrealized losses on investments                                                                        0          19
---------------------------------------------------------------------------------------------------------------------------
       Total deferred tax assets                                                                     2,675       3,446
---------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:                                                                           10,382      10,757
 Deferred acquisition costs                                                                            385           0
 Unrealized gains on investments                                                                     2,081       1,429
---------------------------------------------------------------------------------------------------------------------------
 Other
       Total deferred tax liabilities                                                               12,848      12,186
---------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                                         $10,173       8,740
===========================================================================================================================

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)

(7) Income Taxes (cont.)

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. The Company's liability for current taxes was $2,077 and $504 as of December 31, 1997 and 1996, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.


(8) Related Party Transactions

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $1,463, $1,246 and $1,115 in 1997, 1996 and 1995, respectively, for related administrative expenses incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 1997 and 1996 was $569 and $598, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $15, $11 and $5 in 1997, 1996 and 1995, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 1997 and 1996.


(9) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $37, $29 and $16 in 1997, 1996 and 1995, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1997, 1996 and 1995 Plan participants was 90%, 100% and 100% respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company accrued $59, $41 and $5 in 1997, 1996 and 1995, respectively, toward planned contributions.


(10) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)


(10) Statutory Financial Data and Dividend Restrictions (cont.)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                          Stockholder's equity                       Net income
---------------------------------------------------------------------------------------------------------------------------
                                                            1997         1996               1997        1996     1995
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                            $25,940       21,886              4,292      2,358    2,821
Adjustments:
 Change in reserve basis                                   (10,494)     (13,696)             2,424      4,070    3,281
 Deferred acquisition costs                                 37,447       38,245               (798)      (341)   1,009
 Deferred taxes                                            (10,173)      (8,740)            (1,029)    (2,396)  (1,612)
 Nonadmitted assets                                            171          154                  0          0        0
 Interest maintenance reserve                                  (88)         (68)               (19)       (99)    (105)
 Asset Valuation Reserve                                         2            7                  0          0        0
 Liability for unauthorized reinsurers                         225            0                  0          0        0
 Unrealized gains (losses) on investments                    1,102          (53)                 0          0        0
 Other                                                        (461)         (91)               407         (1)       0
---------------------------------------------------------------------------------------------------------------------------
  As reported in the accompanying financial statements     $43,671       37,644              5,277      3,591    5,394
===========================================================================================================================

The Company is required to meet minimum capital and surplus requirements. At December 31, 1997 and 1996, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 1997, 1996 and 1995.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:
                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               Capital (less than or equal to)
-----------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company met the minimum risk-based capital requirements as of December 31, 1997 and 1996.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies that insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.

PREFERRED LIFE INSURANCE COMPANY
OF NEW YORK
Notes to Financial Statements (cont.)
(in thousands)



(11) Commitments and Contingencies

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

The Company and Allianz Life is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Costs associated with this effort are not expected to be material and are expensed as incurred. This "Year 2000 Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and from third parties with whom the Company deals on financial transactions worldwide. Such failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business, and especially to process and account for the transfer of funds electronically.


(12) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1997, 1996 and 1995:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                                   Future                 Other        Premium              Benefits,   Net change
                      Deferred    benefits,              policy        revenue               claims         in
                       policy      losses,              claims and     and other    Net      losses,    and policy    Other
                     acquisition  claims and   Unearned  benefits      contract  investment settlement acquisition operating
                        costs    loss expense  premiums   payable   considerations income    expenses    costs (a)  expenses
---------------------------------------------------------------------------------------------------------------------------

1997
Life insurance           $ 222        1,362       983      4,177            6,416     406       2,587      68         2,075
Annuities               37,105          634         0        471           12,791       0         323     750         8,023
Accident and
 health insurance          120            0       607     20,296           11,625   1,220       7,996     (20)        2,869
---------------------------------------------------------------------------------------------------------------------------
                       $37,447        1,996     1,590     24,944           30,832   1,626      10,906     798        12,967
---------------------------------------------------------------------------------------------------------------------------
1996
Life insurance           $ 290        1,219      908       5,151            6,870     268       4,371     (27)        2,297
Annuities               37,855          325        0         864           11,725       0         202     265         7,069
Accident and
 health insurance          100            0      979      19,104           12,835     952       8,392     103         3,494
---------------------------------------------------------------------------------------------------------------------------
                       $38,245        1,544    1,887      25,119           31,430    1,220     12,965     341        12,860
---------------------------------------------------------------------------------------------------------------------------
1995
Life insurance           $ 263          594      844       5,615            7,649      104      5,428      (6)        2,374
Annuities               38,120            6        0          16           10,679        0       (100) (1,008)        6,180
Accident and
 health insurance          203            0    1,486      20,536           11,586      501      8,401       5         2,335
---------------------------------------------------------------------------------------------------------------------------
                       $38,586          600    2,330      26,167           29,914      605     13,729  (1,009)       10,889
---------------------------------------------------------------------------------------------------------------------------


(a) See note 1 for aggregate gross amortization.
(b) Premiums written are not applicable for life insurance companies.






                                    PART C

                              OTHER INFORMATION


ITEM  24.     FINANCIAL  STATEMENTS  AND  EXHIBITS

a.     Financial  Statements

     The following financial statements of the Company are included in Part B hereof.

     1.  Independent Auditors' Report.
     2.  Balance Sheets as of December 31, 1997 and 1996.
     3.  Statements  of  Income for the  years  ended  December 31,  1997,  1996 and 1995.
     4. Statements of Stockholder's Equity for the years ended December 31, 1997, 1996 and 1995.
     5. Statements of Cash Flow for the years ended December 31, 1997, 1996 and 1995.
     6.  Notes to Financial Statements - December 31, 1997, 1996 and 1995.

     The following financial statements of the Variable Account are included in Part B hereof.

     1.  Independent Auditors' Report.
     2.  Statements  of  Assets  and  Liabilities  as  of  December  31,  1997.
     3.  Statements  of  Operations  for  the  year  ended  December  31,  1997.
     4. Statements of Changes in Net Assets for the years ended December 31, 1997 and 1996.
     5.  Notes to Financial Statements - December 31, 1997.

b.     Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*
     2.  Not  Applicable
     3.  Principal  Underwriter  Agreement**
     4.  Individual  Immediate  Variable  Annuity  Contract*
     4a. Joint  Owners  Endorsement*
     4b. Period  Certain  and  Partial  Liquidation  Endorsement*
     5.  Application for Individual Immediate Variable Annuity Contract*
     6.  (i)   Copy  of  Articles  of  Incorporation of the Company*
         (ii)  Copy of the Bylaws of the Company***
     7.  Not  Applicable
     8.  Form  of  Fund  Participation  Agreement*
     9.  Opinion  and  Consent  of  Counsel
     10. Independent  Auditors'  Consent
     11. Not  Applicable
     12. Not  Applicable
     13. Calculation of Performance Information
     14. Company  Organizational  Chart*
     27. Not Applicable

  *Incorporated   by   reference   to   Registrant's   initial  Form  N-4  filed
   electronically on January 2, 1997.
 **Incorporated by  reference to  Registrant's Pre-Effective  Amendment No. 1 to
   Form N-4 filed electronically on May 14, 1997.

***Incorporated  by reference to Registrant's  Pre-Effective  Amendment No. 2 to
   Form N-4 filed electronically on June 2, 1997.


ITEM  25.     DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The following are the Officers and Directors of the Company:

Name and Principal              Positions and Offices
Business Address                with Depositor
------------------------------  ----------------------------------

Lowell C. Anderson              Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking             Chairman, Chief Executive
1750 Hennepin Avenue            and Director
Minneapolis, MN 55403

Thomas G. Brown                 Director
One Liberty Plaza,
45th Floor
New York, NY 10006

Edward J. Bonach                Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer          Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Shannon Hendricks               Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Reinhard Obermueller            Director
560 Lexington Avenue
New York, NY 10022

Robert S. James                 Director
1750 Hennepin Avenue
Minneapolis, MN  55403

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Thomas J. Lynch                 President, Chief Marketing Officer
1750 Hennepin Avenue            and Director
Minneapolis, MN 55403

Carol B. Shaw                   Second Vice President
152 W. 57th Street, 18th Floor
New York, NY 10019

Timothy J. Tongson              Appointed Actuary
1750 Hennepin Avenue
Minneapolis, MN 55403



Stephen R. Herbert              Director
900 Third Avenue
New York, NY 10022

Jack F. Rockett                 Director
140 E. 95th Street, Ste. 6A
New York, NY 10129


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated by reference to Registrant's initial Form N-4 (File No. 333-19173).


ITEM  27.     NUMBER  OF  CONTRACT  OWNERS


As of April 1, 1998 there were no Contract Owners.


ITEM  28.     INDEMNIFICATION

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.     PRINCIPAL  UNDERWRITERS

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz  Life  Variable  Account  A
         Allianz  Life  Variable  Account  B

     b. The following are the officers and directors of NALAC  Financial  Plans,
LLC:

Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------------  ----------------------

Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Ave.
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

     c.  Not  Applicable


ITEM  30.     LOCATION  OF  ACCOUNTS  AND  RECORDS

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM  31.     MANAGEMENT  SERVICES

Not  Applicable

ITEM  32.     UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 24th day of April, 1998.


                                PREFERRED  LIFE
                                VARIABLE  ACCOUNT  C
                                  (Registrant)

                           By:  PREFERRED LIFE INSURANCE COMPANY
                                OF NEW YORK
                                  (Depositor)

                           By:  /s/ MICHAEL T. WESTERMEYER
                                --------------------------------


                                PREFERRED LIFE INSURANCE COMPANY
                                OF NEW YORK

                           By:  /s/ MICHAEL T. WESTERMEYER
                                --------------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature  and  Title

Lowell C. Anderson*        Director                   04/24/98
Lowell C. Anderson

Ronald L. Wobbeking*       Chairman, Chief Executive  04/24/98
Ronald L. Wobbeking        Officer and Director

Shannon D. Hendricks*      Treasurer                  04/24/98
Shannon D. Hendricks

Michael T. Westermeyer*    Secretary and Director     04/24/98
Michael T. Westermeyer

Thomas G. Brown*           Director                   04/24/98
Thomas G. Brown

Edward J. Bonach*          Director                   04/24/98
Edward J. Bonach

Robert S. James*           Director                   04/24/98
Robert S. James

Thomas J. Lynch*           Director                   04/24/98
Thomas J. Lynch

Dennis J. Marion*          Director                   04/24/98
Dennis J. Marion

Eugene T. Wilkinson*       Director                   04/24/98
Eugene T. Wilkinson

Eugene K. Long*            Director                   04/24/98
Eugene K. Long

Reinhard W. Obermueller*   Director                   04/24/98
Reinhard W. Obermueller



Stephen R. Herbert*        Director                   04/24/98
Stephen R. Herbert

Jack F. Rockett*           Director                   04/24/98
Jack F. Rockett


                                 By /S/ MICHAEL T. WESTERMEYER
                                    --------------------------
                                        Attorney-in-Fact



                            LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Thomas G. Brown, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 31st day of July 1997.


WITNESS:

Joan T Favre                                   /s/  Thomas G. Brown
___________________________                     _____________________________
                                                Thomas G. Brown



                            LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene T. Long, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 10th day of July 1997.


WITNESS:

Carol Shaw                                      /s/ Eugene K. Long
___________________________                     _____________________________
                                                Eugene K. Long



                            LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene T. Wilkinson, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 24th day of June 1997.


WITNESS:

Judy L. Stillman                                /s/ Eugene T. Wilkinson
___________________________                     _____________________________
                                                Eugene T. Wilkinson



                            LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Jack F. Rockett, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 2nd day of July 1997.


WITNESS:

Joanne P. Rockett                               /s/ Jack F. Rockett
___________________________                     _____________________________
                                                Jack F. Rockett



                            LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Dennis J. Marion, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 23rd day of June 1997.


WITNESS:

Kimberly J. Greenley                            /s/ Dennis J. Marion
___________________________                     _____________________________
                                                Dennis J. Marion



                            LIMITED POWER OF ATTORNEY

    KNOWN ALL MEN BY THESE PRESENTS, that I, Reinhard W. Obermueller, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 26th day of June 1997.


WITNESS:

Melissa ODonnell                                /s/ Reinhard W. Obermueller
___________________________                     _____________________________
                                                Reinhard W. Obermueller



                            LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Stephen R. Herbert, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 27th day of June 1997.


WITNESS:

Suzanne F. Herbert                              /s/ Stephen R. Herbert
___________________________                     _____________________________
                                                Stephen R. Herbert



                            LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Edward J. Bonach, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 25th day of June 1997.


WITNESS:

Margo Jeske                                     /s/ Edward J. Bonach
___________________________                     _____________________________
                                                Edward J. Bonach



                            LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Thomas J. Lynch , a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 20th day of June 1997.


WITNESS:

Melissa ODonnell                                /s/ Thomas J. Lynch
___________________________                     _____________________________
                                                Thomas J. Lynch



                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert S. James, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 20th day of June 1997.


WITNESS:

Sheila D. Faust                                 /s/ Robert S. James
___________________________                     _____________________________
                                                Robert S. James



                         LIMITED POWER OF ATTORNEY

       KNOWN ALL MEN BY THESE PRESENTS, that I, Lowell C. Anderson, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 18th day of June 1997.


WITNESS:

Alan A. Grove                                   /s/Lowell C. Anderson
___________________________                     _____________________________
                                                Lowell C. Anderson




                            LIMITED POWER OF ATTORNEY

KNOWN ALL MEN BY THESE PRESENTS, that I, Shannon Hendricks, Treasurer of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Ronald
L. Wobbeking and Michael T. Westermeyer, as my attorney and agent, for me, and in my name as Treasurer of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 16th day of April 1998.


WITNESS:

                                                /s/ Shannon D. Hendricks
___________________________                     _____________________________
                                                Shannon Hendricks



                            LIMITED POWER OF ATTORNEY

KNOWN ALL MEN BY THESE PRESENTS, that I, Ronald L. Wobbeking, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the State of New York, do hereby appoint Michael T. Westermeyer, as my attorney and agent, for me, and in my name as Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 14th day of April 1998.


WITNESS:

Michael T. Westermeyer                          /s/ Ronald L. Wobbeking
___________________________                     _____________________________
                                                Ronald L. Wobbeking






                                   EXHIBITS

                                      TO

                         POST-EFFECTIVE AMENDMENT NO. 1

                                     TO

                         FORM  N-4 (FILE NO. 333-19173)

                      PREFERRED  LIFE  VARIABLE  ACCOUNT  C

                 PREFERRED  LIFE  INSURANCE  COMPANY  OF  NEW  YORK



                              INDEX TO EXHIBITS

EXHIBIT                                                             PAGE


EX-99.B9   Opinion and Consent of Counsel

EX-99.B10  Independent Auditors' Consent

EX-99.B13  Calculation of Performance Information